UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 56.8%
		Consumer Discretionary: 7.6%
1,387		Abercrombie & Fitch Co.	$43,746	0.0
4,382		Amazon.com, Inc.	2,601,330	0.6
12,021		AMC Networks, Inc.	780,644	0.2
13,690		American Eagle Outfitters	228,212	0.1
25,809		Barratt Developments PLC	207,194	0.1
5,568		Big Lots, Inc.	252,175	0.1
4,500		Bridgestone Corp.	167,953	0.0
1,472		Carter's, Inc.	155,119	0.0
5,450		Cheesecake Factory	289,341	0.1
1,154		Cinemark Holdings, Inc.	41,348	0.0
63,125		Coach, Inc.	2,530,681	0.6
38,187		Comcast Corp. – Class A	2,332,462	0.5
1,389		Cracker Barrel Old Country Store	212,059	0.0
1,414		Daimler AG	108,217	0.0
3,134		Dana Holding Corp.	44,158	0.0
7,200		Denso Corp.	289,012	0.1
34,958		Dish Network Corp. - Class A	1,617,157	0.4
12,607		Dollar General Corp.	1,079,159	0.2
3,019		Domino's Pizza, Inc.	398,085	0.1
10,000		Fiat Chrysler Automobiles NV	80,698	0.0
6,083	L	Flight Centre Ltd.	201,474	0.1
17,601		Foot Locker, Inc.	1,135,265	0.3
5,000		Fuji Heavy Industries Ltd.	176,566	0.0
17,235		Gentex Corp.	270,417	0.1
2,002		Guess?, Inc.	37,578	0.0
15,024		Hasbro, Inc.	1,203,422	0.3
22,080		Home Depot, Inc.	2,946,134	0.7
5,795		InterContinental Hotels Group PLC	238,443	0.1
861		International Speedway Corp.	31,780	0.0
22,600		Isuzu Motors Ltd.	233,119	0.1
4,050		Jack in the Box, Inc.	258,674	0.1
3,458		Jarden Corp.	203,849	0.0
9,156	L	JC Penney Co., Inc.	101,265	0.0
2,130		Lear Corp.	236,792	0.1
16,081		LKQ Corp.	513,466	0.1
3,214		LVMH Moet Hennessy Louis Vuitton SE	549,198	0.1
5,500		Mazda Motor Corp.	85,370	0.0
24,251		McDonald's Corp.	3,047,866	0.7
1,693	L	MDC Holdings, Inc.	42,427	0.0
6,100		Namco Bandai Holdings, Inc.	132,970	0.0
4,438		New York Times Co.	55,297	0.0
2,538		Next PLC	196,546	0.0
20,323		Nike, Inc.	1,249,255	0.3
200		NVR, Inc.	346,480	0.1
28,400		Panasonic Corp.	257,212	0.1
7,199		Persimmon PLC	215,114	0.1
1,510		Pool Corp.	132,487	0.0
3,652		ProSiebenSat.1 Media SE	187,475	0.0
4,281		Renault S.A.	425,436	0.1
13,999		Ross Stores, Inc.	810,542	0.2
1,488	@	RTL Group SA	125,336	0.0
9,900		Sekisui Chemical Co., Ltd.	121,879	0.0
10,151		SES S.A. - Luxembourg	296,967	0.1
4,545		Skechers USA, Inc.	138,395	0.0
13,885		Starbucks Corp.	828,935	0.2
14,900		Sumitomo Rubber Industries, Inc.	230,223	0.1
54,489		Taylor Wimpey PLC	148,502	0.0
1,802		Thor Industries, Inc.	114,914	0.0
3,857		Toll Brothers, Inc.	113,820	0.0
18,500		Toyota Motor Corp.	981,155	0.2
1,214		Ulta Salon Cosmetics & Fragrance, Inc.	235,200	0.1
7,458		Wendy's Company	81,218	0.0
12,400		Yokohama Rubber Co., Ltd.	203,841	0.1
			32,601,054	7.6

		Consumer Staples: 5.4%
1,279		Anheuser-Busch InBev Worldwide, Inc.	158,899	0.0
6,675		British American Tobacco PLC	390,326	0.1
2,067		Casey's General Stores, Inc.	234,232	0.1
2,538	L	Casino Guichard Perrachon S.A.	145,253	0.0
10,473		Church & Dwight Co., Inc.	965,401	0.2
15,309		Coca-Cola Amatil Ltd.	103,663	0.0
25,845		Coca-Cola Co.	1,198,950	0.3
12,355		Coca-Cola Enterprises, Inc.	626,893	0.1
9,282		Costco Wholesale Corp.	1,462,658	0.3
19,078		CVS Health Corp.	1,978,961	0.5
11,543	L	Dean Foods Co.	199,925	0.0
2,607	@	Delhaize Group	271,704	0.1
27,236		Diageo PLC	734,391	0.2
16,003		Flowers Foods, Inc.	295,415	0.1
1,550		Henkel AG & Co. KGaA	151,989	0.0
8,055		Imperial Brands PLC	445,982	0.1
2,260		Ingredion, Inc.	241,345	0.1
4,200		Japan Tobacco, Inc.	174,815	0.1
7,908		Kimberly-Clark Corp.	1,063,705	0.2
12,947		Koninklijke Ahold NV	290,807	0.1
14,364		Kraft Heinz Co.	1,128,436	0.3
1,500		Lawson, Inc.	125,566	0.0
10,763		Mead Johnson Nutrition Co.	914,532	0.2
10,118		Monster Beverage Corp.	1,349,539	0.3
18,769		Nestle S.A.	1,400,557	0.3
23,741		PepsiCo, Inc.	2,432,978	0.6
18,366		Philip Morris International, Inc.	1,801,888	0.4
5,129		Pinnacle Foods, Inc.	229,164	0.1
537	@	Post Holdings, Inc.	36,929	0.0
7,177		Procter & Gamble Co.	590,739	0.1
962		Reckitt Benckiser Group PLC	92,791	0.0
3,000		Seven & I Holdings Co., Ltd.	127,823	0.0
3,968		Svenska Cellulosa AB SCA	123,765	0.0
7,398		Swedish Match AB	250,778	0.1
1,020	L	Tootsie Roll Industries, Inc.	35,630	0.0
3,417		TreeHouse Foods, Inc.	296,425	0.1
5,870		Unilever NV	263,908	0.1
3,834		Unilever PLC	172,885	0.0
6,944		Wesfarmers Ltd.	220,407	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
956		WhiteWave Foods Co.	$38,852	0.0
117,600		Wilmar International Ltd.	293,254	0.1
33,964	@	WM Morrison Supermarkets PLC	97,559	0.0
			23,159,719	5.4

		Energy: 3.3%
26,841		Anadarko Petroleum Corp.	1,249,985	0.3
34,902		BP PLC	174,627	0.0
23,699		Chevron Corp.	2,260,885	0.5
17,107		Devon Energy Corp.	469,416	0.1
4,642		Dril-Quip, Inc.	281,119	0.1
2,176		EQT Corp.	146,358	0.0
30,538		Halliburton Co.	1,090,817	0.3
2,257		HollyFrontier Corp.	79,717	0.0
14,597	L	Noble Corp. PLC	151,079	0.0
21,362		Occidental Petroleum Corp.	1,461,802	0.3
13,767		Patterson-UTI Energy, Inc.	242,575	0.1
16,843		QEP Resources, Inc.	237,655	0.1
7,260		Rowan Companies PLC	116,886	0.0
34,525		Royal Dutch Shell PLC - Class A	833,637	0.2
29,012		Royal Dutch Shell PLC - Class A ADR	1,405,631	0.3
9,941		Royal Dutch Shell PLC - Class B	241,911	0.1
29,867		Schlumberger Ltd.	2,202,691	0.5
4,459	L	SM Energy Co.	83,562	0.0
4,790		Technip S.A.	265,459	0.1
13,497	L	Total S.A.	614,133	0.1
12,048		Valero Energy Corp.	772,759	0.2
1,825		Western Refining, Inc.	53,089	0.0
4,806	@	WPX Energy, Inc.	33,594	0.0
			14,469,387	3.3

		Financials: 11.3%
36,243		3i Group PLC	236,983	0.1
27,259		Aberdeen Asset Management PLC	108,206	0.0
11,569		Admiral Group PLC	328,687	0.1
1,005		Affiliated Managers Group, Inc.	163,212	0.0
16,600		AIA Group Ltd.	94,355	0.0
3,696		Alexander & Baldwin, Inc.	135,569	0.0
130		Alleghany Corp.	64,506	0.0
3,199		Allianz SE	519,535	0.1
17,337		Ameriprise Financial, Inc.	1,629,851	0.4
36,485		Arthur J. Gallagher & Co.	1,622,853	0.4
3,517		Aspen Insurance Holdings Ltd.	167,761	0.0
6,800		Assicurazioni Generali S.p.A.	100,661	0.0
23,731		Australia & New Zealand Banking Group Ltd.	425,412	0.1
109,700	@	Banco Santander SA	481,790	0.1
5,971		Bancorpsouth, Inc.	127,242	0.0
86,939		Bank of America Corp.	1,175,415	0.3
5,496		BankUnited, Inc.	189,282	0.0
40,197		BB&T Corp.	1,337,354	0.3
2,735		Blackrock, Inc.	931,459	0.2
1,786		BNP Paribas	89,730	0.0
425	@	CaixaBank SA	1,253	0.0
1,417		Camden Property Trust	119,156	0.0
2,608		Care Capital Properties, Inc.	69,999	0.0
11,420		Chubb Ltd.	1,360,693	0.3
7,287		CNP Assurances	113,478	0.0
3,689		Commonwealth Bank of Australia	211,486	0.1
3,655		Communications Sales & Leasing, Inc.	81,324	0.0
9,152		Corporate Office Properties Trust SBI MD	240,149	0.1
23,752		Credit Agricole SA	256,852	0.1
26,782		CaixaBank SA	78,942	0.0
8,782		Crown Castle International Corp.	759,643	0.2
14,900		Dai-ichi Life Insurance Co., Ltd.	180,580	0.0
17,856		Danske Bank A/S	503,905	0.1
7,541		DDR Corp.	134,154	0.0
6,191		Deutsche Boerse AG	527,128	0.1
5,943		Deutsche Wohnen AG	184,439	0.0
27,678		Discover Financial Services	1,409,364	0.3
19,458		DnB NOR ASA	229,766	0.1
1,768		Duke Realty Corp.	39,851	0.0
3,580		Endurance Specialty Holdings Ltd.	233,917	0.1
1,935		Equinix, Inc.	639,924	0.2
2,074		Everest Re Group Ltd.	409,470	0.1
7,286		First American Financial Corp.	277,669	0.1
27,863		Gaming and Leisure Properties, Inc.	861,524	0.2
91,000		Hang Lung Properties Ltd.	173,739	0.0
1,593		Hanover Insurance Group, Inc.	143,720	0.0
31,294		Hartford Financial Services Group, Inc.	1,442,028	0.3
1,988		Highwoods Properties, Inc.	95,046	0.0
6,762		Hospitality Properties Trust	179,599	0.0
99,137		HSBC Holdings PLC	616,527	0.1
19,857		Huntington Bancshares, Inc.	189,436	0.0
4,670		Intercontinental Exchange, Inc.	1,098,104	0.3
11,500		Iyo Bank Ltd.	75,186	0.0
2,566		Jones Lang LaSalle, Inc.	301,043	0.1
42,464		JPMorgan Chase & Co.	2,514,718	0.6
1,895		KBC Groep NV	97,588	0.0
27,500	@	Kerry Properties Ltd.	75,671	0.0
143,241		Keycorp	1,581,381	0.4
16,710		Land Securities Group PLC	263,475	0.1
8,412		LaSalle Hotel Properties	212,908	0.1
40,949		Lazard Ltd.	1,588,821	0.4
30,619		Liberty Property Trust	1,024,512	0.2
43,500		Link REIT	258,418	0.1
85,000		Mapletree Industrial Trust	100,563	0.0
677		MarketAxess Holdings, Inc.	84,510	0.0
4,641		Mid-America Apartment Communities, Inc.	474,357	0.1
23,100		Mitsubishi UFJ Financial Group, Inc.	107,036	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,100		MS&AD Insurance Group Holdings, Inc.	$281,500	0.1
45,000		Mizuho Financial Group, Inc.	67,063	0.0
12,795		Moody's Corp.	1,235,485	0.3
1,092		Muenchener Rueckversicherungs-Gesellschaft AG	221,616	0.1
80,000		New World Development Ltd.	76,354	0.0
4,868		New York Community Bancorp., Inc.	77,401	0.0
32,000		Nordea Bank AB	306,941	0.1
90,458		Old Mutual PLC	249,856	0.1
42,700		Oversea-Chinese Banking Corp.	279,842	0.1
9,621		PacWest Bancorp	357,420	0.1
1,240		Partners Group	498,169	0.1
39,676		Platinum Asset Management Ltd.	192,899	0.0
2,989	L	Primerica, Inc.	133,100	0.0
2,894		PrivateBancorp, Inc.	111,708	0.0
4,725		Prosperity Bancshares, Inc.	219,193	0.1
20,705		QBE Insurance Group Ltd.	173,025	0.0
2,443		Raymond James Financial, Inc.	116,311	0.0
242		Regency Centers Corp.	18,114	0.0
2,695		RenaissanceRe Holdings Ltd.	322,942	0.1
11,308	L	Sampo OYJ	535,598	0.1
8,700		Softbank Investment Corp.	88,200	0.0
68,187		Scentre Group	232,109	0.1
5,182		SEI Investments Co.	223,085	0.1
3,048		Signature Bank	414,894	0.1
10,195		Simon Property Group, Inc.	2,117,400	0.5
3,431		Societe Generale	126,783	0.0
2,000		Sovran Self Storage, Inc.	235,900	0.1
9,220		Stifel Financial Corp.	272,912	0.1
6,700		Sumitomo Mitsui Financial Group, Inc.	203,396	0.1
69,000		Sumitomo Mitsui Trust Holdings, Inc.	201,996	0.1
2,995		SVB Financial Group	305,640	0.1
1,936	@	Swiss Life Holding AG	515,603	0.1
1,663		Synovus Financial Corp.	48,077	0.0
8,800		T&D Holdings, Inc.	82,201	0.0
4,162		Taubman Centers, Inc.	296,459	0.1
36,553		TD Ameritrade Holding Corp.	1,152,516	0.3
5,008		Unum Group	154,847	0.0
6,625		Urban Edge Properties	171,190	0.0
5,611		Validus Holdings Ltd.	264,783	0.1
6,500		Waddell & Reed Financial, Inc.	153,010	0.0
3,748		Webster Financial Corp.	134,553	0.0
8,474		Weingarten Realty Investors	317,944	0.1
63,754		Wells Fargo & Co.	3,083,143	0.7
6,198		Westpac Banking Corp.	143,961	0.0
46,000		Wharf Holdings Ltd.	251,964	0.1
47,000		Wheelock & Co., Ltd.	210,017	0.1
18,225		WP GLIMCHER, Inc.	172,955	0.0
1,440		Zurich Insurance Group AG	333,952	0.1
			48,936,942	11.3

		Health Care: 6.9%
47,210		AbbVie, Inc.	2,696,635	0.6
826		Actelion Ltd. - Reg	123,272	0.0
1,778		Align Technology, Inc.	129,243	0.0
3,717	@	Allergan plc	996,267	0.2
10,250		Amgen, Inc.	1,536,782	0.4
12,203		AstraZeneca PLC	681,314	0.2
26,408	L	AstraZeneca PLC ADR	743,649	0.2
2,793		Bayer AG	327,285	0.1
3,928		Biogen, Inc.	1,022,537	0.2
457		Bio-Rad Laboratories, Inc.	62,481	0.0
25,836		Bristol-Myers Squibb Co.	1,650,404	0.4
6,549		Centene Corp.	403,222	0.1
3,189		Charles River Laboratories International, Inc.	242,173	0.1
3,221		Community Health Systems, Inc.	59,621	0.0
1,646		CSL Ltd.	127,913	0.0
12,500		Daiichi Sankyo Co., Ltd.	277,439	0.1
14,475		Edwards Lifesciences Corp.	1,276,840	0.3
21,613		Gilead Sciences, Inc.	1,985,370	0.5
28,568		GlaxoSmithKline PLC	578,308	0.1
2,982		Hill-Rom Holdings, Inc.	149,994	0.0
12,506		Hologic, Inc.	431,457	0.1
14,500		Medipal Holdings Corp.	229,356	0.1
2,653		Mednax, Inc.	171,437	0.0
25,996		Medtronic PLC	1,949,700	0.5
42,940		Merck & Co., Inc.	2,271,955	0.5
380		Mettler Toledo International, Inc.	131,009	0.0
3,716		Molina Healthcare, Inc.	239,645	0.1
10,567		Novartis AG	764,543	0.2
8,122		Novo Nordisk A/S	439,835	0.1
6,225		Owens & Minor, Inc.	251,614	0.1
6,119		Perrigo Co. PLC	782,804	0.2
2,019	@	Quintiles Transnational Holdings, Inc.	131,437	0.0
1,957		Resmed, Inc.	113,154	0.0
4,576		Roche Holding AG	1,123,592	0.3
2,422		Sanofi	194,719	0.0
6,583		Shire PLC	375,459	0.1
4,874	L	Shire PLC ADR	837,841	0.2
5,160		STERIS PLC	366,618	0.1
4,200		Suzuken Co., Ltd.	142,553	0.0
2,696		Teva Phaemaceutical Industries Ltd.	145,001	0.0
651		United Therapeutics Corp.	72,541	0.0
24,687		UnitedHealth Group, Inc.	3,182,154	0.7
681		VCA, Inc.	39,287	0.0
2,228		WellCare Health Plans, Inc.	206,647	0.1
			29,665,107	6.9

		Industrials: 6.6%
2,850		Acuity Brands, Inc.	621,699	0.1
4,501		Adecco S.A.	292,795	0.1
1,691		Aecom Technology Corp.	52,066	0.0
3,551		Alaska Air Group, Inc.	291,253	0.1
2,273		Ametek, Inc.	113,605	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
123		AP Moller - Maersk A/S - Class B	$161,257	0.0
34,796		Aurizon Holdings Ltd.	105,735	0.0
3,870		Carlisle Cos., Inc.	385,065	0.1
21,334		CK Hutchison Holdings Ltd.	277,172	0.1
3,491		Clarcor, Inc.	201,745	0.0
24,015		CNH Industrial NV	163,043	0.0
15,059		Cummins, Inc.	1,655,586	0.4
539		Curtiss-Wright Corp.	40,786	0.0
17,162		Danaher Corp.	1,627,987	0.4
20,318		Deere & Co.	1,564,283	0.4
31,142		Delta Air Lines, Inc.	1,515,993	0.4
330		Deluxe Corp.	20,622	0.0
7,295		easyJet PLC	158,774	0.0
5,608		Airbus Group SE	371,573	0.1
12,631		Fortune Brands Home & Security, Inc.	707,841	0.2
11,653		General Dynamics Corp.	1,530,855	0.4
51,151		General Electric Co.	1,626,090	0.4
4,485		Herman Miller, Inc.	138,542	0.0
5,500		Hexagon AB	213,760	0.1
596		Huntington Ingalls Industries, Inc.	81,616	0.0
1,401		IDEX Corp.	116,115	0.0
19,872		Ingersoll-Rand PLC - Class A	1,232,263	0.3
12,200		Itochu Corp.	149,924	0.0
3,000		Japan Airlines Co. Ltd.	109,980	0.0
14,704		JetBlue Airways Corp.	310,548	0.1
20,699		LIXIL Group Corp.	422,202	0.1
3,724		Kennametal, Inc.	83,753	0.0
697	@	KLX, Inc.	22,402	0.0
17,300		Komatsu Ltd.	294,116	0.1
20,492		Koninklijke Philips NV	583,682	0.1
658		Lennox International, Inc.	88,955	0.0
21,662		Lincoln Electric Holdings, Inc.	1,268,743	0.3
4,332		Manpower, Inc.	352,711	0.1
5,083	L	Metso OYJ	121,137	0.0
29,900		Mitsubishi Corp.	505,952	0.1
25,000		Mitsubishi Electric Corp.	261,948	0.1
16,064		Mueller Water Products, Inc.	158,712	0.0
5,284		Northrop Grumman Corp.	1,045,704	0.2
10,600	@	NSK Ltd.	97,156	0.0
562		Old Dominion Freight Line	39,126	0.0
4,617		Orbital ATK, Inc.	401,402	0.1
1,990		Osram Licht AG	102,298	0.0
42,000		Qantas Airways Ltd.	131,097	0.0
3,721		Regal-Beloit Corp.	234,758	0.1
8,007		Roper Technologies, Inc.	1,463,439	0.3
36,615		Royal Mail PLC	252,481	0.1
5,935	@	Schneider Electric SE	376,399	0.1
7,726		Siemens AG	817,109	0.2
14,274	L	SKF AB - B Shares	257,312	0.1
740		Snap-On, Inc.	116,173	0.0
8,475		Stanley Black & Decker, Inc.	891,655	0.2
3,146		Teledyne Technologies, Inc.	277,288	0.1
18,155		Textron, Inc.	661,931	0.2
4,164		Toro Co.	358,604	0.1
7,790		Trinity Industries, Inc.	142,635	0.0
33,149		Volvo AB - B Shares	363,072	0.1
803		Wabtec Corp.	63,670	0.0
7,324		Waste Connections, Inc.	473,057	0.1
			28,569,252	6.6

		Information Technology: 9.7%
18,739		Adobe Systems, Inc.	1,757,718	0.4
4,939		Alphabet, Inc. - Class A	3,767,963	0.9
556		Alphabet, Inc. - Class C	414,192	0.1
5,433	@	Amadeus IT Holding S.A.	232,337	0.1
2,241		Ansys, Inc.	200,480	0.0
58,851		Apple, Inc.	6,414,171	1.5
41,526		Applied Materials, Inc.	879,521	0.2
13,125	@	ARRIS International PLC	300,825	0.1
3,459		Arrow Electronics, Inc.	222,794	0.1
10,495		Broadcom Ltd.	1,621,478	0.4
3,295		Broadridge Financial Solutions, Inc. ADR	195,426	0.0
21,248		Brocade Communications Systems, Inc.	224,804	0.1
3,099		Cap Gemini SA	290,701	0.1
1,295		CDK Global, Inc.	60,282	0.0
5,267		Ciena Corp.	100,178	0.0
85,052		Cisco Systems, Inc.	2,421,430	0.6
1,629		Commvault Systems, Inc.	70,324	0.0
24,499		Computershare Ltd.	183,364	0.0
2,899		Convergys Corp.	80,505	0.0
1,153		CoreLogic, Inc.	40,009	0.0
8,675		Cypress Semiconductor Corp.	75,126	0.0
13,795		Electronic Arts, Inc.	911,987	0.2
17,842		Facebook, Inc.	2,035,772	0.5
434		Fair Isaac Corp.	46,043	0.0
2,660		Fortinet, Inc.	81,476	0.0
4,700		Fuji Photo Film Co., Ltd.	185,778	0.0
432		Gartner, Inc.	38,599	0.0
685		Global Payments, Inc.	44,731	0.0
34,300	L	GungHo Online Entertainment, Inc.	96,491	0.0
3,400		Hitachi High-Technologies Corp.	95,713	0.0
61,900		Hitachi Ltd.	290,116	0.1
9,101		Ingram Micro, Inc.	326,817	0.1
15,503		Integrated Device Technology, Inc.	316,881	0.1
13,491		Intersil Corp.	180,375	0.0
8,008		Intuit, Inc.	832,912	0.2
4,423	L	j2 Global, Inc.	272,368	0.1
4,969		Manhattan Associates, Inc.	282,587	0.1
23,467	L	Microchip Technology, Inc.	1,131,109	0.3
5,387		Microsemi Corp.	206,376	0.0
89,894		Microsoft Corp.	4,964,846	1.2
4,600		Mixi, Inc.	170,602	0.0
9,979		National Instruments Corp.	300,468	0.1
3,144		Netscout Systems, Inc.	72,218	0.0
7,003	L	NeuStar, Inc.	172,274	0.0
4,150		NICE Systems Ltd.	269,722	0.1
3,579		Plantronics, Inc.	140,261	0.0
10,811		Polycom, Inc.	120,543	0.0
1,194		PTC, Inc.	39,593	0.0
42,133		Qualcomm, Inc.	2,154,682	0.5

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
14,853		Red Hat, Inc.	$1,106,697	0.3
17,159		Salesforce.com, Inc.	1,266,849	0.3
2,922		SAP SE	235,129	0.1
1,390		Science Applications International Corp.	74,143	0.0
6,900		Seiko Epson Corp.	110,972	0.0
849		Synopsys, Inc.	41,126	0.0
2,940		Tech Data Corp.	225,704	0.1
2,200		Tokyo Electron Ltd.	143,285	0.0
7,518		Trimble Navigation Ltd.	186,446	0.0
2,122		Tyler Technologies, Inc.	272,910	0.1
2,150		Ultimate Software Group, Inc.	416,025	0.1
3,497		Vantiv, Inc.	188,418	0.0
27,033		Visa, Inc. - Class A	2,067,484	0.5
1,029		WEX, Inc.	85,777	0.0
			41,755,933	9.7

		Materials: 2.7%
3,275		Air Liquide SA	367,426	0.1
1,708		Albemarle Corp.	109,192	0.0
352		Ashland, Inc.	38,706	0.0
9,838		BASF SE	739,775	0.2
30,815		BHP Billiton Ltd.	398,184	0.1
14,519		BHP Billiton PLC	162,589	0.0
1,587		Cabot Corp.	76,700	0.0
3,987	L	Carpenter Technology Corp.	136,475	0.0
15,806		Commercial Metals Co.	268,228	0.1
23,879		Crown Holdings, Inc.	1,184,160	0.3
38,415		Dow Chemical Co.	1,953,787	0.5
1,315		Eagle Materials, Inc.	92,195	0.0
15,454		Eastman Chemical Co.	1,116,242	0.3
61,629		Glencore PLC	138,570	0.0
16,100		JSR Corp.	231,507	0.1
9,023		Koninklijke DSM NV	496,095	0.1
14,695		LyondellBasell Industries NV - Class A	1,257,598	0.3
3,310		Minerals Technologies, Inc.	188,174	0.0
19,561		Nucor Corp.	925,235	0.2
7,795		Olin Corp.	135,399	0.0
7,278		Packaging Corp. of America	439,591	0.1
2,723		Reliance Steel & Aluminum Co.	188,404	0.1
2,700		RPM International, Inc.	127,791	0.0
6,100		Shin-Etsu Chemical Co., Ltd.	315,053	0.1
18,384		Steel Dynamics, Inc.	413,824	0.1
463		Valspar Corp.	49,550	0.0
4,340		Worthington Industries, Inc.	154,678	0.0
2,368		Yara International ASA	88,894	0.0
			11,794,022	2.7

		Telecommunication Services: 0.9%
41,623		AT&T, Inc.	1,630,373	0.4
60,000		Bezeq Israeli Telecommunication Corp., Ltd.	135,423	0.0
17,300		Deutsche Telekom AG	310,161	0.1
21,316		Orange SA	372,240	0.1
8,500		KDDI Corp.	226,787	0.1
8,101		Nippon Telegraph & Telephone Corp.	349,943	0.1
14,800		NTT DoCoMo, Inc.	336,425	0.1
198,000		PCCW Ltd.	128,247	0.0
8,204	L	Telenor ASA	132,651	0.0
2,997	L	Telephone & Data Systems, Inc.	90,180	0.0
33,317		Telstra Corp., Ltd.	135,965	0.0
38,858		Vodafone Group PLC	123,477	0.0
			3,971,872	0.9

		Utilities: 2.4%
770		Alliant Energy Corp.	57,196	0.0
1,808		Atmos Energy Corp.	134,262	0.0
3,601	L	Black Hills Corp.	216,528	0.1
5,518		Cleco Corp.	304,649	0.1
2,528		DTE Energy Co.	229,188	0.1
79,892		Enel S.p.A.	354,180	0.1
31,306	@	EDP - Energias de Portugal SA	111,150	0.0
59,292		Exelon Corp.	2,126,211	0.5
23,666	@	Gas Natural SDG S.A.	477,787	0.1
28,500		Power Assets Holdings Ltd.	291,686	0.1
1,542		Idacorp, Inc.	115,018	0.0
759		National Fuel Gas Co.	37,988	0.0
15,488		NextEra Energy, Inc.	1,832,850	0.4
11,059		OGE Energy Corp.	316,619	0.1
3,502		ONE Gas, Inc.	213,972	0.1
32,218		PG&E Corp.	1,924,059	0.4
2,836		Pinnacle West Capital Corp.	212,899	0.0
10,047		RWE AG	129,250	0.0
13,700		Suez Environnement S.A.	250,797	0.1
18,051	@	Talen Energy Corp.	162,459	0.0
55,000		Tokyo Gas Co., Ltd.	256,380	0.1
9,563		UGI Corp.	385,293	0.1
554		WGL Holdings, Inc.	40,093	0.0
			10,180,514	2.4

	Total Common Stock
	(Cost $238,292,108)		245,103,802	56.8

EXCHANGE-TRADED FUNDS: 5.5%
33,338		iShares Barclays 20+ Year Treasury Bond Fund	4,354,276	1.0
189,100		iShares MSCI Emerging Markets Index Fund	6,476,675	1.5
381,808		PowerShares Senior Loan Portfolio	8,667,042	2.0
126,332		SPDR Barclays Capital High Yield Bond ETF	4,326,871	1.0

	Total Exchange-Traded Funds
	(Cost $26,429,038)		23,824,864	5.5

MUTUAL FUNDS: 4.0%
		Affiliated Investment Companies: 3.0%
1,714,950		Voya High Yield Bond Fund - Class P	13,050,769	3.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Unaffiliated Investment Companies: 1.0%
965,993	@ Credit Suisse Commodity Return Strategy Fund - Class I	$4,385,606	1.0

	Total Mutual Funds
	(Cost $19,422,905)	17,436,375	4.0

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
1,165	Volkswagen AG	147,871	0.0

	Total Preferred Stock
	(Cost $289,361)	147,871	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.4%
		Basic Materials: 0.3%
30,000		Albemarle Corp., 3.000%, 12/01/19	30,215	0.0
60,000	L	ArcelorMittal, 6.500%, 03/01/21	59,400	0.0
29,000		Barrick Gold Corp., 4.100%, 05/01/23	28,295	0.0
130,000		Barrick North America Finance LLC, 5.750%, 05/01/43	117,929	0.0
81,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	82,610	0.0
200,000	#	BHP Billiton Finance USA Ltd., 6.750%, 10/19/75	200,250	0.1
105,000		Eastman Chemical Co., 2.700%, 01/15/20	107,279	0.0
200,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	204,365	0.1
67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	67,354	0.0
27,000	#	Glencore Funding LLC, 2.500%, 01/15/19	24,840	0.0
84,000	#	Glencore Funding LLC, 2.875%, 04/16/20	74,829	0.0
62,000		Goldcorp, Inc., 3.700%, 03/15/23	60,827	0.0
200,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	202,163	0.1
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	73,594	0.0
85,000		PolyOne Corp., 5.250%, 03/15/23	85,000	0.0
54,000		Steel Dynamics, Inc., 5.125%, 10/01/21	54,810	0.0
			1,473,760	0.3

		Communications: 1.1%
73,000		21st Century Fox America, Inc., 3.000%, 09/15/22	75,325	0.0
68,000		21st Century Fox America, Inc., 5.400%, 10/01/43	75,245	0.0
69,000		21st Century Fox America, Inc., 6.900%, 03/01/19	78,572	0.0
200,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	201,993	0.1
96,000		AT&T, Inc., 2.800%, 02/17/21	98,410	0.0
30,000		AT&T, Inc., 3.000%, 06/30/22	30,495	0.0
110,000		AT&T, Inc., 3.600%, 02/17/23	114,485	0.0
51,000		AT&T, Inc., 3.800%, 03/15/22	53,843	0.0
84,000		AT&T, Inc., 4.125%, 02/17/26	88,927	0.0
61,000		AT&T, Inc., 4.800%, 06/15/44	59,933	0.0
194,000		AT&T, Inc., 5.150%, 03/15/42	196,293	0.1
79,000		AT&T, Inc., 5.350%, 09/01/40	83,157	0.0
68,000		CBS Corp., 2.300%, 08/15/19	68,771	0.0
53,000		CBS Corp., 3.700%, 08/15/24	54,716	0.0
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	89,803	0.0
45,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	46,012	0.0
20,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	20,800	0.0
112,000	#	CCO Safari II LLC, 4.464%, 07/23/22	117,465	0.1
32,000	#	CCO Safari II LLC, 4.908%, 07/23/25	33,816	0.0
90,000		CenturyLink, Inc., 6.750%, 12/01/23	87,862	0.0
30,000		Cisco Systems, Inc., 3.000%, 06/15/22	31,907	0.0
142,000		Comcast Corp., 3.150%, 03/01/26	148,014	0.1
102,000	#	COX Communications, Inc., 2.950%, 06/30/23	94,865	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	114,000	0.0
40,000		eBay, Inc., 2.600%, 07/15/22	38,404	0.0
62,000		eBay, Inc., 2.875%, 08/01/21	62,831	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	79,965	0.0
200,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	191,250	0.1
100,000		Netflix, Inc., 5.750%, 03/01/24	106,000	0.0
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,600	0.0
39,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	39,227	0.0
170,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	171,700	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
78,000		TEGNA, Inc., 5.125%, 07/15/20	$81,510	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	107,875	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	408,267	0.1
60,000		Time Warner Cable, Inc., 4.050%, 12/15/23	64,832	0.0
94,000		Time Warner Cable, Inc., 5.350%, 12/15/43	100,432	0.0
171,000		Time Warner Cable, Inc., 5.875%, 11/15/40	177,590	0.1
60,000		Time Warner, Inc., 4.850%, 07/15/45	61,292	0.0
72,000		Time Warner, Inc., 6.500%, 11/15/36	83,794	0.0
100,000		T-Mobile USA, Inc., 5.250%, 09/01/18	102,750	0.0
95,000		T-Mobile USA, Inc., 6.625%, 04/01/23	100,462	0.0
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	124,900	0.1
64,000		Verizon Communications, Inc., 3.500%, 11/01/24	67,298	0.0
44,000		Verizon Communications, Inc., 4.862%, 08/21/46	46,601	0.0
116,000		Verizon Communications, Inc., 5.012%, 08/21/54	116,907	0.1
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	91,335	0.0
174,000		Verizon Communications, Inc., 5.150%, 09/15/23	201,221	0.1
66,000		Verizon Communications, Inc., 6.550%, 09/15/43	87,129	0.0
			4,798,881	1.1

		Consumer, Cyclical: 0.4%
81,000		CVS Health Corp., 2.800%, 07/20/20	84,182	0.0
53,000		CVS Health Corp., 3.500%, 07/20/22	56,921	0.0
95,000		CVS Health Corp., 5.125%, 07/20/45	110,525	0.1
49,000		Ford Motor Co., 4.750%, 01/15/43	49,085	0.0
200,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	208,267	0.1
143,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	170,016	0.1
90,000		General Motors Co., 6.600%, 04/01/36	99,336	0.0
48,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	48,856	0.0
70,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	72,411	0.0
49,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	48,613	0.0
14,000		Kohls Corp., 4.750%, 12/15/23	14,477	0.0
37,000		Kohl's Corp., 5.550%, 07/17/45	33,609	0.0
78,000		McDonald's Corp., 3.700%, 01/30/26	82,844	0.0
70,000		McDonald's Corp., 4.875%, 12/09/45	76,804	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	86,240	0.0
42,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	42,032	0.0
40,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	40,481	0.0
60,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	62,880	0.0
15,000		Ryland Group, Inc., 6.625%, 05/01/20	16,537	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	126,560	0.1
			1,530,676	0.4

		Consumer, Non-cyclical: 1.3%
144,000		AbbVie, Inc., 2.500%, 05/14/20	146,833	0.1
30,000		AbbVie, Inc., 3.200%, 11/06/22	31,077	0.0
90,000		Actavis Funding SCS, 2.350%, 03/12/18	91,099	0.0
91,000		Actavis Funding SCS, 3.450%, 03/15/22	94,630	0.0
114,000		Altria Group, Inc., 2.625%, 01/14/20	117,977	0.0
51,000		Amsurg Corp., 5.625%, 07/15/22	52,721	0.0
59,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	60,695	0.0
91,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	94,717	0.0
327,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	344,306	0.1
57,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	61,734	0.0
120,000		AstraZeneca PLC, 1.750%, 11/16/18	121,232	0.1
36,000		AstraZeneca PLC, 2.375%, 11/16/20	36,768	0.0
70,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	74,958	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	63,906	0.0
64,000		Becton Dickinson and Co., 1.800%, 12/15/17	64,301	0.0
64,000		Becton Dickinson and Co., 2.675%, 12/15/19	65,683	0.0
32,000		Biogen, Inc., 4.050%, 09/15/25	34,279	0.0
61,000		Cardinal Health, Inc., 2.400%, 11/15/19	62,001	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	105,609	0.0
56,000		Celgene Corp., 4.000%, 08/15/23	59,587	0.0
140,000		Coca-Cola Co., 0.875%, 10/27/17	140,292	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
170,000		Coca-Cola Co., 1.875%, 10/27/20	$172,844	0.1
40,000		Danaher Corp., 2.400%, 09/15/20	41,340	0.0
30,000		Danaher Corp., 3.350%, 09/15/25	31,963	0.0
100,000		General Mills, Inc., 2.200%, 10/21/19	101,790	0.0
37,000		Gilead Sciences, Inc., 2.550%, 09/01/20	38,143	0.0
80,000		Gilead Sciences, Inc., 3.500%, 02/01/25	84,738	0.0
150,000		Gilead Sciences, Inc., 3.650%, 03/01/26	159,837	0.1
100,000		HCA, Inc., 5.250%, 04/15/25	103,250	0.0
80,000	#	HJ Heinz Co., 2.800%, 07/02/20	82,048	0.0
104,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	110,994	0.0
20,000		Humana, Inc., 3.150%, 12/01/22	20,295	0.0
200,000	#	Imperial Tobacco Finance PLC, 2.950%, 07/21/20	205,353	0.1
95,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	86,213	0.0
40,000		JM Smucker Co., 3.000%, 03/15/22	41,194	0.0
70,000		Johnson & Johnson, 2.450%, 03/01/26	70,435	0.0
122,000		Kroger Co., 2.300%, 01/15/19	124,878	0.1
64,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	64,384	0.0
150,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	150,820	0.1
60,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	60,937	0.0
74,000		McKesson Corp., 2.284%, 03/15/19	74,905	0.0
40,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	41,166	0.0
141,000		Medtronic, Inc., 3.150%, 03/15/22	149,494	0.1
149,000		Medtronic, Inc., 3.500%, 03/15/25	159,231	0.1
72,000		Medtronic, Inc., 4.375%, 03/15/35	78,121	0.0
160,000		Merck & Co., Inc., 2.350%, 02/10/22	163,411	0.1
70,000		Merck & Co., Inc., 2.750%, 02/10/25	71,774	0.0
40,000	#	Mylan NV, 3.750%, 12/15/20	41,069	0.0
115,000		Mylan, Inc., 2.600%, 06/24/18	115,120	0.0
10,000		Novartis Capital Corp., 3.000%, 11/20/25	10,443	0.0
110,000		Novartis Capital Corp., 4.000%, 11/20/45	118,073	0.0
102,000		PepsiCo, Inc., 2.150%, 10/14/20	104,681	0.0
139,000		Philip Morris International, Inc., 4.250%, 11/10/44	147,538	0.1
10,000		Reynolds American, Inc., 4.450%, 06/12/25	11,028	0.0
30,000		Reynolds American, Inc., 5.700%, 08/15/35	35,198	0.0
45,000		Reynolds American, Inc., 6.150%, 09/15/43	55,576	0.0
79,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	67,940	0.0
56,000		St Jude Medical, Inc., 2.800%, 09/15/20	57,347	0.0
30,000		Sysco Corp., 1.900%, 04/01/19	30,214	0.0
30,000		Sysco Corp., 2.500%, 07/15/21	30,373	0.0
60,000		Sysco Corp., 2.600%, 10/01/20	61,259	0.0
26,000		Tyson Foods, Inc., 3.950%, 08/15/24	27,777	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	42,250	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	80,500	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	67,719	0.0
50,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	49,046	0.0
			5,567,114	1.3

		Diversified: 0.0%
90,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	89,624	0.0

		Energy: 1.0%
70,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	71,374	0.0
59,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	61,807	0.0
90,000		Antero Resources Corp., 5.375%, 11/01/21	83,025	0.0
70,000		BP Capital Markets PLC, 2.315%, 02/13/20	70,641	0.0
56,000		BP Capital Markets PLC, 3.062%, 03/17/22	57,425	0.0
34,000		Cenovus Energy, Inc., 3.800%, 09/15/23	30,612	0.0
119,000		Chevron Corp., 2.419%, 11/17/20	122,393	0.1
21,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	20,895	0.0
70,000		ConocoPhillips Co., 4.950%, 03/15/26	73,249	0.0
89,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	84,754	0.0
79,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	62,582	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	127,550	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
15,000		Enbridge, Inc., 3.500%, 06/10/24	$13,545	0.0
90,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	82,035	0.0
129,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	142,759	0.1
21,000	L	Enterprise Products Operating LLC, 3.700%, 02/15/26	20,893	0.0
45,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	45,021	0.0
60,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	57,910	0.0
39,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	42,525	0.0
58,000		Exxon Mobil Corp., 2.222%, 03/01/21	59,054	0.0
60,000		Exxon Mobil Corp., 2.726%, 03/01/23	61,097	0.0
71,000		Exxon Mobil Corp., 3.043%, 03/01/26	72,791	0.0
34,000		FMC Technologies, Inc., 3.450%, 10/01/22	30,273	0.0
50,000		Halliburton Co., 2.700%, 11/15/20	50,816	0.0
25,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	21,188	0.0
119,000		HollyFrontier Corp., 5.875%, 04/01/26	118,737	0.1
275,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	289,850	0.1
52,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	49,349	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	65,886	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,691	0.0
16,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	15,254	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	29,073	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	70,661	0.0
83,000	L	Occidental Petroleum Corp., 3.500%, 06/15/25	85,136	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	58,133	0.0
81,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	71,606	0.0
91,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	81,347	0.0
400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	397,500	0.1
43,000		Shell International Finance BV, 1.625%, 11/10/18	43,214	0.0
60,000		Shell International Finance BV, 2.250%, 11/10/20	60,810	0.0
204,000		Shell International Finance BV, 3.250%, 05/11/25	205,915	0.1
20,000		Shell International Finance BV, 4.375%, 05/11/45	20,137	0.0
150,000		Statoil ASA, 2.450%, 01/17/23	145,607	0.1
34,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	31,274	0.0
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	33,715	0.0
100,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	100,500	0.0
90,000		Transocean, Inc., 4.300%, 10/15/22	50,175	0.0
125,000		Williams Partners L.P., 3.600%, 03/15/22	102,775	0.0
150,000	#	YPF SA, 8.500%, 07/28/25	147,000	0.1
200,000	#,L	YPF SA, 8.875%, 12/19/18	208,500	0.1
			4,132,059	1.0

		Financial: 2.9%
201,000		Abbey National Treasury Services PLC/United Kingdom, 2.375%, 03/16/20	201,232	0.1
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	211,539	0.1
277,000		Aegon NV, 2.074%, 07/29/49	174,034	0.1
19,000		American International Group, Inc., 3.750%, 07/10/25	19,023	0.0
7,000		American International Group, Inc., 8.175%, 05/15/68	8,715	0.0
70,000		American Express Credit Corp., 1.875%, 11/05/18	70,468	0.0
99,000		American Tower Corp., 3.400%, 02/15/19	101,656	0.0
62,000		American Tower Corp., 4.500%, 01/15/18	64,638	0.0
38,000		Aon PLC, 2.800%, 03/15/21	38,466	0.0
150,000	#	Athene Global Funding, 2.875%, 10/23/18	147,728	0.1
47,000		Bank of America Corp., 2.625%, 10/19/20	47,398	0.0
37,000		Bank of America Corp., 3.300%, 01/11/23	37,378	0.0
103,000		Bank of America Corp., 3.875%, 08/01/25	107,373	0.0
17,000		Bank of America Corp., 3.950%, 04/21/25	16,963	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	70,056	0.0
51,000		Bank of America Corp., 4.100%, 07/24/23	53,896	0.0
25,000		Bank of America Corp., 4.250%, 10/22/26	25,476	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
25,000		Bank of America Corp., 4.200%, 08/26/24	$25,497	0.0
103,000		Bank of America Corp., 4.000%, 04/01/24	108,270	0.0
30,000		Bank of America Corp., 4.750%, 04/21/45	29,962	0.0
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	200,673	0.1
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	208,705	0.1
200,000		Barclays PLC, 3.250%, 01/12/21	199,713	0.1
70,000		Berkshire Hathaway, Inc., 2.750%, 03/15/23	71,476	0.0
32,000	#	BNP Paribas SA, 4.375%, 09/28/25	31,944	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	204,706	0.1
200,000	#	BPCE SA, 5.700%, 10/22/23	212,518	0.1
65,000		CBRE Services, Inc., 5.250%, 03/15/25	67,162	0.0
80,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	81,418	0.0
100,000		Citigroup, Inc., 1.800%, 02/05/18	100,002	0.0
60,000		Citigroup, Inc., 2.650%, 10/26/20	60,656	0.0
90,000		Citigroup, Inc., 4.450%, 09/29/27	90,810	0.0
71,000		Citigroup, Inc., 4.000%, 08/05/24	71,800	0.0
91,000		Citigroup, Inc., 5.500%, 09/13/25	99,809	0.0
40,000		Citigroup, Inc., 6.675%, 09/13/43	48,661	0.0
500,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	499,870	0.1
260,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	269,344	0.1
33,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	36,291	0.0
114,000		Corporate Office Properties L.P., 3.700%, 06/15/21	113,407	0.0
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	215,959	0.1
250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	250,539	0.1
132,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	130,433	0.0
52,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	49,790	0.0
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	76,766	0.0
84,000		Discover Financial Services, 5.200%, 04/27/22	89,961	0.0
13,000		Duke Realty Corp., 3.625%, 04/15/23	13,094	0.0
15,000		Duke Realty Corp., 3.875%, 10/15/22	15,320	0.0
26,000		Duke Realty Corp., 4.375%, 06/15/22	27,424	0.0
102,000		Equinix, Inc., 5.375%, 04/01/23	106,080	0.0
136,000		Equity One, Inc., 3.750%, 11/15/22	136,621	0.1
17,000		Essex Portfolio L.P., 3.500%, 04/01/25	17,034	0.0
116,000		Fifth Third Bancorp, 4.500%, 06/01/18	122,642	0.0
71,000		Fifth Third Bancorp, 8.250%, 03/01/38	104,094	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	108,022	0.0
92,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	93,523	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	92,155	0.0
64,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	65,182	0.0
42,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	42,840	0.0
97,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	109,364	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	90,719	0.0
108,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	134,893	0.1
100,000	#	HBOS PLC, 6.750%, 05/21/18	108,398	0.0
25,000		HCP, Inc., 3.875%, 08/15/24	24,181	0.0
83,000		HCP, Inc., 4.250%, 11/15/23	83,486	0.0
25,000		HCP, Inc., 4.000%, 06/01/25	24,081	0.0
250,000		Huntington National Bank, 2.200%, 11/06/18	251,225	0.1
55,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	55,487	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	200,685	0.1
80,000		Intercontinental Exchange, Inc., 2.750%, 12/01/20	81,683	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	197,743	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	411,911	0.1
74,000		JPMorgan Chase & Co., 1.625%, 05/15/18	74,184	0.0
89,000		JPMorgan Chase & Co., 2.550%, 10/29/20	90,294	0.0
80,000		JPMorgan Chase & Co., 2.550%, 03/01/21	80,791	0.0
70,000		JPMorgan Chase & Co., 3.875%, 09/10/24	71,837	0.0
84,000		JPMorgan Chase & Co., 3.900%, 07/15/25	89,426	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	$74,807	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	76,520	0.0
163,000		JPMorgan Chase & Co., 6.000%, 12/29/49	164,467	0.1
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	63,550	0.0
25,000		Kimco Realty Corp., 3.125%, 06/01/23	24,796	0.0
250,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	249,554	0.1
45,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	45,051	0.0
400,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	405,560	0.1
120,000		Morgan Stanley, 2.800%, 06/16/20	122,386	0.0
36,000		Morgan Stanley, 3.750%, 02/25/23	37,579	0.0
60,000		Morgan Stanley, 3.875%, 01/27/26	62,741	0.0
55,000		Morgan Stanley, 3.875%, 04/29/24	57,812	0.0
45,000		Morgan Stanley, 3.950%, 04/23/27	45,171	0.0
61,000		Morgan Stanley, 4.100%, 05/22/23	63,025	0.0
90,000		Morgan Stanley, 4.000%, 07/23/25	94,332	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	120,606	0.0
69,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	70,321	0.0
80,000	#	New York Life Global Funding, 1.550%, 11/02/18	80,225	0.0
25,000		Principal Financial Group, Inc., 3.400%, 05/15/25	24,797	0.0
70,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	71,041	0.0
55,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	55,413	0.0
175,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	173,285	0.1
70,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	69,785	0.0
70,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	68,769	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	73,556	0.0
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	253,181	0.1
53,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	54,657	0.0
60,000		Synchrony Financial, 2.700%, 02/03/20	59,529	0.0
55,000		Synchrony Financial, 3.750%, 08/15/21	56,552	0.0
60,000		Synchrony Financial, 3.000%, 08/15/19	61,011	0.0
54,000		Synchrony Financial, 4.250%, 08/15/24	54,912	0.0
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	209,824	0.1
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	41,157	0.0
120,000		US Bancorp, 2.350%, 01/29/21	122,016	0.0
212,000		Visa, Inc., 2.800%, 12/14/22	221,512	0.1
206,000		Visa, Inc., 3.150%, 12/14/25	215,402	0.1
53,000		Visa, Inc., 4.150%, 12/14/35	57,083	0.0
30,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	30,046	0.0
200,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	201,564	0.1
71,000		Wells Fargo & Co., 2.550%, 12/07/20	72,322	0.0
60,000		Wells Fargo & Co., 3.900%, 05/01/45	60,182	0.0
158,000		Wells Fargo & Co., 4.100%, 06/03/26	165,618	0.1
65,000		Wells Fargo & Co., 5.900%, 12/29/49	65,955	0.0
63,000		Wells Fargo & Co., 4.300%, 07/22/27	66,970	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	57,786	0.0
			12,689,028	2.9

		Industrial: 0.3%
80,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	79,315	0.0
60,000		Boeing Co., 1.650%, 10/30/20	60,063	0.0
40,000		Boeing Co., 2.600%, 10/30/25	40,741	0.0
75,000		Eaton Corp., 1.500%, 11/02/17	75,099	0.0
62,000		Eaton Corp., 4.150%, 11/02/42	62,510	0.0
43,000		General Dynamics Corp., 2.250%, 11/15/22	43,529	0.0
115,000		General Electric Capital Corp., 4.375%, 09/16/20	128,396	0.1
241,000		General Electric Co., 5.000%, 12/29/49	248,531	0.1
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	88,315	0.1
80,000		Lockheed Martin Corp., 2.500%, 11/23/20	82,064	0.0
28,000		Lockheed Martin Corp., 3.100%, 01/15/23	29,094	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
70,000		Lockheed Martin Corp., 3.550%, 01/15/26	$74,247	0.0
90,000		Lockheed Martin Corp., 3.800%, 03/01/45	87,707	0.0
45,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	46,969	0.0
60,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	62,706	0.0
47,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	47,119	0.0
50,000		Tyco International Finance SA, 3.900%, 02/14/26	52,015	0.0
			1,308,420	0.3

		Technology: 0.6%
64,000		Apple Inc., 1.000%, 05/03/18	64,160	0.0
180,000		Apple, Inc., 1.550%, 02/07/20	180,891	0.1
90,000		Apple, Inc., 2.150%, 02/09/22	90,931	0.0
30,000		Apple, Inc., 2.500%, 02/09/25	29,868	0.0
129,000		Apple, Inc., 3.200%, 05/13/25	135,369	0.1
46,000		Apple, Inc., 3.250%, 02/23/26	48,039	0.0
40,000		Apple, Inc., 4.650%, 02/23/46	43,788	0.0
50,000		Applied Materials, Inc., 3.900%, 10/01/25	53,128	0.0
44,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	44,752	0.0
85,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	87,975	0.0
105,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	105,734	0.0
80,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	81,405	0.0
30,000	#	HP Enterprise Co., 3.600%, 10/15/20	31,240	0.0
30,000	#	HP Enterprise Co., 4.400%, 10/15/22	31,395	0.0
7,000	#	HP Enterprise Co., 4.900%, 10/15/25	7,224	0.0
75,000		Intel Corp., 2.450%, 07/29/20	77,689	0.0
90,000		Intel Corp., 3.700%, 07/29/25	98,738	0.0
90,000		International Business Machines Corp., 1.125%, 02/06/18	90,202	0.0
120,000		International Business Machines Corp., 2.875%, 11/09/22	124,615	0.1
48,000		KLA-Tencor Corp., 4.125%, 11/01/21	50,204	0.0
143,000		Microsoft Corp., 1.300%, 11/03/18	144,470	0.1
266,000		Microsoft Corp., 2.000%, 11/03/20	272,822	0.1
40,000		Microsoft Corp., 2.375%, 02/12/22	41,264	0.0
50,000		Microsoft Corp., 3.500%, 02/12/35	49,079	0.0
30,000		Microsoft Corp., 4.200%, 11/03/35	32,229	0.0
143,000		Oracle Corp., 2.950%, 05/15/25	146,722	0.1
66,000		Oracle Corp., 3.625%, 07/15/23	71,584	0.0
83,000		Oracle Corp., 4.125%, 05/15/45	85,040	0.0
60,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	45,281	0.0
33,000		Xerox Corp., 2.750%, 09/01/20	30,787	0.0
			2,396,625	0.6

		Utilities: 0.5%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	224,500	0.1
22,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	23,276	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	47,090	0.0
50,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	51,321	0.0
40,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	40,489	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	65,906	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	98,619	0.0
196,000	#	Electricite de France SA, 2.350%, 10/13/20	198,205	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	208,200	0.1
53,000		Entergy Texas, Inc., 7.125%, 02/01/19	60,252	0.0
60,000		Exelon Corp., 2.850%, 06/15/20	61,439	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	79,797	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	198,138	0.1
70,000		Georgia Power Co., 1.950%, 12/01/18	70,762	0.0
49,000		Indiana Michigan Power Co., 7.000%, 03/15/19	55,605	0.0
37,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	38,654	0.0
244,000		Metropolitan Edison Co., 7.700%, 01/15/19	273,896	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	29,914	0.0
109,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	110,298	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
67,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	$69,028	0.0
58,000		Nisource Finance Corp., 5.950%, 06/15/41	70,500	0.0
83,000		Southwestern Electric Power Co., 5.550%, 01/15/17	85,697	0.0
67,000		TransAlta Corp., 4.500%, 11/15/22	49,819	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	70,301	0.0
			2,281,706	0.5

	Total Corporate Bonds/Notes
	(Cost $35,587,370)		36,267,893	8.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
116,580		Adjustable Rate Mortgage Trust 2006-2, 3.137%, 05/25/36	108,168	0.0
153,378		Alternative Loan Trust 2005-10CB 1A1, 0.933%, 05/25/35	122,907	0.0
213,654		Alternative Loan Trust 2005-51 3A2A, 1.641%, 11/20/35	180,865	0.1
246,625		Alternative Loan Trust 2005-J2, 0.833%, 04/25/35	195,837	0.1
51,940		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	43,673	0.0
217,041		Alternative Loan Trust 2006-19CB A12, 0.833%, 08/25/36	145,208	0.1
55,297		Alternative Loan Trust 2007-21CB, 0.833%, 09/25/37	34,027	0.0
56,074		Alternative Loan Trust 2007-23CB, 0.933%, 09/25/37	34,681	0.0
178,827		Alternative Loan Trust 2007-2CB, 1.033%, 03/25/37	114,827	0.0
162,791		American Home Mortgage Assets Trust 2006-3 2A11, 1.291%, 10/25/46	114,370	0.0
87,034	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	87,756	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.436%, 01/15/28	178,248	0.1
65,743		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	65,686	0.0
250,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.543%, 06/10/49	248,503	0.1
120,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.543%, 06/10/49	118,510	0.0
180,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.808%, 02/10/51	180,939	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.808%, 02/10/51	29,213	0.0
497,251	^	Banc of America Commercial Mortgage Trust 2015-UBS7 XA, 0.939%, 09/15/48	31,086	0.0
33,978	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.039%, 07/10/42	33,992	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.763%, 03/11/41	79,770	0.0
35,300		Banc of America Mortgage 2005-J Trust 2A4, 2.918%, 11/25/35	32,538	0.0
3,700,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	179,215	0.1
138,657		Bear Stearns ALT-A Trust 2005-10 22A1, 2.657%, 01/25/36	113,961	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.966%, 06/11/41	215,994	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	75,514	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.669%, 11/11/41	226,606	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.769%, 02/13/42	145,424	0.1
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	120,068	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.728%, 04/12/38	212,945	0.1
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.728%, 04/12/38	110,298	0.0
204,457	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	215,619	0.1
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.733%, 07/25/25	38,838	0.0
79,367		ChaseFlex Trust Series 2006-2 A3, 5.046%, 09/25/36	67,579	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	$37,266	0.0
254,991		Citigroup Mortgage Loan Trust 2006-AR2, 2.912%, 03/25/36	232,414	0.1
86		Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.785%, 08/25/35	84	0.0
134,247		Citigroup Mortgage Loan Trust, Inc., 2.932%, 09/25/37	121,538	0.0
103,769		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	92,343	0.0
140,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	139,142	0.1
110,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	120,547	0.0
1,794,262	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.191%, 10/05/30	88,129	0.0
620,096	^	COMM 2013-LC6 XA Mortgage Trust, 1.733%, 01/10/46	40,682	0.0
742,665	^	COMM 2014-LC15 XA Mortgage Trust, 1.387%, 04/10/47	50,126	0.0
80,000	#	Commercial Mortgage Trust 2004-GG1 F, 5.982%, 06/10/36	80,001	0.0
40,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.031%, 12/10/49	39,426	0.0
2,380,000	#,^	Commercial Mortgage Trust, 0.594%, 10/15/45	87,921	0.0
870,502	^	Commercial Mortgage Trust, 1.751%, 08/15/45	72,411	0.0
16,877		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.933%, 11/25/35	10,406	0.0
201,330		Countrywide Alternative Loan Trust, 0.553%, 06/25/36	174,285	0.1
129,772		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	118,822	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	70,090	0.0
8,452	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	8,442	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	27,514	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.259%, 05/15/36	55,152	0.0
403,569	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 0.961%, 11/10/46	9,829	0.0
80,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.333%, 07/25/24	73,337	0.0
440,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.333%, 11/25/24	444,248	0.1
70,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.433%, 05/25/25	68,168	0.0
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.733%, 02/25/25	66,040	0.0
60,000		Fannie Mae Connecticut Avenue Securities, 5.433%, 11/25/24	61,167	0.0
300,000		Fannie Mae Connecticut Avenue Securities, 6.133%, 04/25/28	304,010	0.1
1,838,939	^	Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	18,353	0.0
117,667		First Horizon Alternative Mortgage Securities, 0.733%, 12/25/36	60,472	0.0
117,666	^	First Horizon Alternative Mortgage Securities, 6.267%, 12/25/36	36,145	0.0
34,833		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	27,888	0.0
1,767,703	^	Freddie Mac Series K704 X1, 1.964%, 08/25/18	67,283	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.983%, 10/25/24	198,931	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.183%, 10/25/24	100,852	0.0
290,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.583%, 01/25/25	291,949	0.1
30,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.633%, 03/25/25	30,121	0.0
110,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.233%, 03/25/25	104,969	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.033%, 04/25/24	170,149	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.133%, 04/25/28	97,224	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.233%, 05/25/28	$96,481	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.983%, 07/25/28	101,107	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 6.791%, 09/25/28	208,027	0.1
22,091,575	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	108,344	0.0
7,265,821	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	33,513	0.0
65,134		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.643%, 04/25/36	48,364	0.0
1,969,082	^	GS Mortgage Securities Corp. II, 2.509%, 05/10/45	164,743	0.1
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	91,922	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.185%, 12/10/43	101,991	0.0
136,293		Homebanc Mortgage Trust, 1.293%, 08/25/29	126,770	0.0
230,224		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.643%, 04/25/46	168,804	0.1
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	89,724	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.356%, 12/15/47	21,046	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.585%, 05/15/41	41,212	0.0
3,081,206	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.591%, 01/15/46	47,542	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	28,985	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.368%, 06/12/41	39,072	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	29,880	0.0
1,362,965	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.703%, 06/15/45	86,184	0.0
137,276		JP Morgan Mortgage Trust 2005-A4 B1, 2.528%, 07/25/35	125,143	0.0
6,283,617	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 0.958%, 08/15/46	202,343	0.1
1,275,618	^	JPMBB Commercial Mortgage Securities Trust, 1.256%, 04/15/47	55,709	0.0
1,319,043	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	6,502	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.192%, 02/15/40	187,924	0.1
140,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	143,845	0.1
30,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	30,036	0.0
130,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	129,662	0.0
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.876%, 06/15/38	129,651	0.0
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.876%, 06/15/38	49,842	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.019%, 09/15/39	60,501	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.019%, 09/15/39	60,391	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.019%, 09/15/39	60,055	0.0
7,150,943	#,^	LB-UBS Commercial Mortgage Trust, 0.669%, 11/15/38	14,476	0.0
16,447		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	17,374	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.093%, 10/15/36	92,429	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.019%, 09/15/39	182,128	0.1
99,644		Lehman XS Trust Series 2005-5N 1A2, 0.793%, 11/25/35	75,232	0.0
202,168		Lehman XS Trust Series 2006-14N 2A, 0.633%, 09/25/46	161,300	0.1
60,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	62,615	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.014%, 09/12/42	102,955	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	$39,346	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.440%, 09/15/47	104,509	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	102,654	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.440%, 09/15/47	140,581	0.1
200,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	184,847	0.1
47,948		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.643%, 04/25/36	39,858	0.0
97,003		Opteum Mortgage Acceptance Corp. Trust 2006-1, 0.733%, 04/25/36	84,363	0.0
43,472		Prime Mortgage Trust, 5.500%, 03/25/37	39,322	0.0
98,008	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	99,740	0.0
937,347	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.078%, 08/10/49	82,517	0.0
41,389		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.568%, 01/15/45	41,343	0.0
190,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.896%, 05/15/43	189,630	0.1
90,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	89,948	0.0
170,000		Wachovia Bank Commercial Mortgage Trust Series, 5.896%, 05/15/43	169,881	0.1
67,294		WaMu Mortgage Pass Through Certificates, 1.868%, 10/25/36	56,562	0.0
15,141		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.454%, 10/25/36	13,141	0.0
242,301		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.754%, 12/25/36	212,249	0.1
52,225		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.262%, 08/25/36	46,304	0.0
143,593		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.421%, 08/25/46	122,801	0.0
249,244		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.222%, 02/25/37	226,027	0.1
118,877		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.350%, 12/25/36	103,095	0.0
86,676		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.025%, 04/25/37	73,458	0.0
166,026		WaMu Mortgage Pass-Through Certificates, 2.237%, 07/25/37	134,132	0.0
410,598		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.341%, 06/25/46	282,431	0.1
103,975		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.863%, 06/25/37	74,520	0.0
943,092	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.051%, 10/15/45	79,883	0.0
1,348,945	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5, 1.581%, 01/15/59	135,299	0.0
3,060		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.743%, 08/25/35	2,999	0.0
80,136		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.735%, 10/25/36	75,902	0.0
17,962		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.735%, 10/25/36	17,013	0.0
92,779		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.771%, 05/25/36	88,019	0.0
82,299		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.853%, 04/25/36	79,341	0.0
38,639		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.803%, 07/25/37	32,955	0.0
101,715		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.771%, 12/28/37	91,535	0.0
79,596		Wells Fargo Mortgage Backed Securities Trust, 3.401%, 04/25/36	73,012	0.0
708,484	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.155%, 08/15/45	56,070	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
584,585	#,^	WFRBS Commercial Mortgage Trust 2013-C12, 1.407%, 03/15/48	$37,266	0.0

	Total Collateralized Mortgage Obligations
	(Cost $15,038,969)		14,907,118	3.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.1%
		Federal Home Loan Mortgage Corporation: 3.0%##
643,000	W	2.500%, due 05/01/28	658,938	0.2
27,074		2.500%, due 05/01/30	27,890	0.0
27,597		2.500%, due 05/01/30	28,412	0.0
36,853		2.500%, due 06/01/30	37,941	0.0
498,409		3.000%, due 04/15/33	508,964	0.1
1,524,000	W	3.000%, due 05/01/43	1,557,278	0.4
55,174		3.000%, due 03/01/45	56,556	0.0
54,103		3.000%, due 03/01/45	55,503	0.0
323,026		3.000%, due 04/01/45	331,118	0.1
245,186		3.000%, due 04/01/45	251,533	0.1
611,724		3.000%, due 09/01/45	627,047	0.2
823,422	^	3.500%, due 05/15/30	53,628	0.0
756,000	W	3.500%, due 08/15/41	789,992	0.2
111,177		3.500%, due 03/01/45	116,877	0.0
543,000		3.500%, due 03/01/46	569,015	0.1
449,683		4.000%, due 12/01/41	481,183	0.1
99,628		4.000%, due 12/01/42	107,273	0.0
83,572		4.000%, due 09/01/45	89,300	0.0
259,021		4.000%, due 09/01/45	276,854	0.1
71,231		4.000%, due 09/01/45	76,190	0.0
57,728		4.000%, due 09/01/45	61,746	0.0
92,529		4.000%, due 09/01/45	98,888	0.0
126,010		4.000%, due 09/01/45	134,783	0.0
226,295		4.000%, due 10/01/45	241,875	0.1
432,354		4.250%, due 05/15/44	497,591	0.1
432,354		4.250%, due 05/15/44	498,457	0.1
1,013,321	^	4.500%, due 04/15/40	132,021	0.0
469,583		4.500%, due 08/01/41	511,973	0.1
892,097		4.500%, due 09/01/41	972,624	0.2
35,095		4.500%, due 01/15/42	38,900	0.0
49,616		5.000%, due 12/15/17	50,848	0.0
135,275		5.000%, due 02/15/35	149,641	0.0
140,304	^	5.204%, due 03/15/33	155,984	0.0
179,654		5.500%, due 12/15/32	202,194	0.1
51,158		5.500%, due 09/15/34	57,407	0.0
347,705	^	5.500%, due 10/15/35	74,588	0.0
398,664		5.500%, due 02/15/36	447,526	0.1
165,225		5.500%, due 06/15/37	186,897	0.1
10,282		5.500%, due 07/01/37	11,580	0.0
168,286		5.500%, due 07/15/37	189,091	0.1
145,870		6.000%, due 12/15/28	166,467	0.0
224,876		6.000%, due 01/15/29	258,740	0.1
247,781		6.000%, due 07/15/32	282,594	0.1
237,479		6.000%, due 10/15/37	263,051	0.1
2,085,615	^	6.164%, due 06/15/41	267,554	0.1
7,549		6.500%, due 12/01/31	8,791	0.0
540,746	^	7.314%, due 05/15/29	113,330	0.0
54,597		20.580%, due 04/15/41	118,908	0.0
			12,895,541	3.0

		Federal National Mortgage Association: 5.0%##
566,079		0.933%, due 12/25/40	565,641	0.1
117,787		0.953%, due 03/25/37	118,309	0.0
52,656		2.000%, due 11/25/42	53,082	0.0
298,000	W	2.500%, due 11/25/26	305,380	0.1
47,098		2.500%, due 05/01/30	48,471	0.0
131,101		2.500%, due 06/01/30	134,793	0.0
93,244		2.500%, due 06/01/30	95,869	0.0
37,691		2.500%, due 07/01/30	38,753	0.0
292,179		3.000%, due 08/01/30	306,345	0.1
179,265		3.000%, due 09/01/30	188,103	0.0
2,031,394	^	3.000%, due 02/25/33	274,590	0.1
336,729		3.000%, due 01/25/38	352,265	0.1
469,900		3.000%, due 07/01/43	483,183	0.1
679,670		3.000%, due 07/01/43	702,390	0.2
232,006		3.000%, due 09/01/43	238,570	0.1
480,103		3.000%, due 04/01/45	493,268	0.1
177,793		3.500%, due 10/01/42	186,896	0.0
8,715,000	W	3.500%, due 04/01/44	9,138,154	2.1
42,660		4.000%, due 07/01/42	45,717	0.0
312,003		4.000%, due 07/01/42	334,269	0.1
124,369		4.000%, due 05/01/45	133,290	0.0
103,260		4.000%, due 06/01/45	110,682	0.0
29,444		4.000%, due 11/01/45	31,472	0.0
838,469	^	4.500%, due 07/25/30	104,219	0.0
645,653		4.500%, due 10/25/36	705,551	0.2
212,000	W	4.500%, due 04/25/39	230,716	0.1
84,114		4.500%, due 11/01/40	91,846	0.0
221,170		4.500%, due 10/01/41	241,461	0.1
712,795		4.500%, due 05/01/44	776,022	0.2
69,496		5.000%, due 06/01/33	77,268	0.0
24,811		5.000%, due 07/25/34	25,246	0.0
95,696		5.000%, due 07/01/35	106,388	0.0
16,664		5.000%, due 02/01/36	18,479	0.0
6,196		5.000%, due 07/01/36	6,890	0.0
154,876		5.000%, due 07/01/37	172,181	0.0
196,495		5.000%, due 07/01/37	218,529	0.1
367,517		5.000%, due 05/25/40	412,352	0.1
222,844		5.000%, due 11/01/40	247,677	0.1
286,657		5.000%, due 04/25/41	323,784	0.1
72,061		5.000%, due 05/01/41	79,982	0.0
96,128		5.000%, due 06/01/41	106,686	0.0
167,067		5.000%, due 06/01/41	185,430	0.0
225,365		5.500%, due 12/01/36	255,194	0.1
683,663		5.577%, due 02/25/49	754,934	0.2
2,896,766	^	5.717%, due 07/25/33	623,854	0.1
703		6.000%, due 06/01/16	704	0.0
210		6.000%, due 07/01/16	210	0.0
1,108		6.000%, due 07/01/16	1,111	0.0
145		6.000%, due 08/01/16	145	0.0
601		6.000%, due 10/01/16	606	0.0
793		6.000%, due 10/01/16	795	0.0
8,242		6.000%, due 03/01/17	8,357	0.0
1,474		6.000%, due 04/01/17	1,483	0.0
771		6.000%, due 04/01/17	775	0.0
702		6.000%, due 04/01/17	703	0.0
8,060		6.000%, due 06/01/17	8,182	0.0
1,563		6.000%, due 09/01/17	1,594	0.0
11,574		6.000%, due 10/01/17	11,775	0.0
5,685		6.000%, due 11/01/17	5,793	0.0
215,549		6.000%, due 04/25/31	247,108	0.1
1,034,868	^	6.127%, due 06/25/41	204,691	0.1
3,552,301	^	6.137%, due 06/25/36	663,151	0.2
1,053,731		6.500%, due 02/25/38	194,708	0.0
7,665		7.000%, due 06/01/29	8,546	0.0
923		7.000%, due 10/01/29	1,082	0.0
3,213		7.000%, due 01/01/32	3,718	0.0
643		7.000%, due 04/01/32	681	0.0
2,292		7.000%, due 05/01/32	2,602	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,088		7.500%, due 11/01/29	$1,135	0.0
2,976		7.500%, due 10/01/30	2,985	0.0
			21,516,821	5.0

		Government National Mortgage Association: 1.1%
8,839,521	^	0.630%, due 07/20/39	199,596	0.1
3,738,389	^	0.680%, due 12/16/43	188,764	0.1
579,825		3.000%, due 01/20/46	601,601	0.1
1,387,000	W	3.500%, due 12/20/41	1,465,994	0.3
114,240		4.000%, due 11/20/40	123,169	0.0
267,000	W	4.000%, due 11/20/41	284,970	0.1
690,237		4.000%, due 10/20/45	739,185	0.2
198,162		4.000%, due 03/20/46	213,466	0.1
1,412,244	^	4.500%, due 05/16/35	34,452	0.0
195,273		4.500%, due 08/20/41	212,636	0.1
124,000		4.750%, due 05/20/39	137,785	0.0
160,000	^	5.000%, due 09/20/40	54,080	0.0
163,585		5.140%, due 10/20/60	174,303	0.0
154,993		5.288%, due 10/20/60	166,268	0.0
59,820		7.000%, due 05/16/32	69,534	0.0
			4,665,803	1.1

	Total U.S. Government Agency Obligations
	(Cost $38,575,010)		39,078,165	9.1

ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.2%
70,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	71,384	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	90,699	0.0
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	39,867	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	29,683	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	49,957	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,196	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	39,989	0.0
120,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	121,371	0.1
50,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	51,293	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	163,116	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	112,373	0.0
110,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	109,718	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	30,463	0.0
			960,109	0.2

		Home Equity Asset-Backed Securities: 0.1%
200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	189,976	0.1

		Other Asset-Backed Securities: 1.4%
200,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
500,000	#	ARES XII CLO Ltd., 2.629%, 11/25/20	488,443	0.1
250,000	#	Atrium V, 4.318%, 07/20/20	249,765	0.1
16,656	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	16,427	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	240,199	0.1
500,000	#	Carlyle High Yield Partners IX Ltd., 1.032%, 08/01/21	475,553	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 1.033%, 07/25/33	14,812	0.0
200,000	#	CIFC Funding 2006-II Ltd., 2.235%, 03/01/21	196,412	0.0
96,297	#	CIFC Funding 2006-II Ltd., 4.635%, 03/01/21	95,089	0.0
77,191		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.305%, 03/25/36	52,687	0.0
250,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	244,868	0.1
98,973		CSAB Mortgage-Backed Trust 2007-1, 5.858%, 05/25/37	48,808	0.0
51,931	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	51,622	0.0
95,339	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	94,615	0.0
175,175		FBR Securitization Trust, 1.116%, 10/25/35	149,895	0.0
128,169		First Franklin Mortgage Loan Trust 2006-FF5, 0.593%, 04/25/36	105,318	0.0
250,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.071%, 10/28/19	249,997	0.1
93,748	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	93,045	0.0
97,294	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	96,463	0.0
330,000	#	Kingsland III Ltd., 1.275%, 08/24/21	311,350	0.1
250,000	#	Madison Park Funding Ltd. 2007-6A C, 1.619%, 07/26/21	235,589	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	51,935	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	$51,091	0.0
	60,367	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	59,386	0.0
	250,000	#	Momentum Capital Fund Ltd., 2.020%, 09/18/21	246,337	0.1
	250,000	#	MSIM Peconic Bay Ltd., 2.624%, 07/20/19	248,547	0.1
	500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.619%, 03/25/20	483,326	0.1
	150,000	#	Oak Hill Credit Partners V Ltd., 5.620%, 04/16/21	150,111	0.0
	300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	283,058	0.1
	100,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	99,500	0.0
	421,859		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.673%, 03/25/36	366,372	0.1
	84,929	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	83,776	0.0
	100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	99,030	0.0
	250,000	#	St James River CLO Ltd. 2007-1A D, 2.935%, 06/11/21	240,481	0.1
	100,000	#	Telos CLO 2006-1A E Ltd., 4.867%, 10/11/21	99,871	0.0
	50,000	#	Trade MAPS 1 Ltd., 2.692%, 12/10/18	49,609	0.0
				6,071,452	1.4

		Total Asset-Backed Securities
		(Cost $7,295,912)		7,221,537	1.7

U.S. TREASURY OBLIGATIONS: 4.2%
			U.S. Treasury Bonds: 1.1%
	1,826,000	L	1.625%, due 02/15/26	1,800,465	0.4
	2,833,000		3.000%, due 11/15/45	3,059,640	0.7
				4,860,105	1.1

			U.S. Treasury Notes: 3.1%
	3,195,000		0.500%, due 02/28/17	3,192,256	0.8
	4,427,000		0.875%, due 03/31/18	4,440,055	1.0
	2,000		1.000%, due 12/31/17	2,010	0.0
	3,067,000		1.000%, due 03/15/19	3,079,700	0.7
	1,319,000		1.250%, due 03/31/21	1,321,009	0.3
	11,000		1.375%, due 01/31/21	11,083	0.0
	1,382,000		1.500%, due 02/28/23	1,378,653	0.3
	31,000		1.750%, due 01/31/23	31,440	0.0
				13,456,206	3.1

		Total U.S. Treasury Obligations
		(Cost $18,266,077)		18,316,311	4.2

FOREIGN GOVERNMENT BONDS: 2.8%
EUR	1,175,000	#	Austria Government Bond, 1.650%, 10/21/24	1,500,214	0.4
EUR	2,900,000	#	Belgium Government Bond, 0.800%, 06/22/25	3,425,429	0.8
	120,000		Brazil Government International Bond, 8.750%, 02/04/25	146,100	0.0
	45,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	38,587	0.0
EUR	20,000	Z	Bundesschatzanweisungen, -0.470%, 06/16/17	22,889	0.0
CAD	140,000		Canadian Government Bond, 3.500%, 12/01/45	143,692	0.0
	400,000		Colombia Government International Bond, 2.625%, 03/15/23	373,000	0.1
	128,000		Colombia Government International Bond, 8.125%, 05/21/24	160,064	0.0
	200,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	201,000	0.1
	200,000	#	El Fondo MIVIVIENDA SA, 3.500%, 01/31/23	195,080	0.1
	63,000		Guatemala Government Bond, 8.125%, 10/06/34	80,987	0.0
	184,000		Hungary Government International Bond, 5.375%, 02/21/23	204,306	0.1
	300,000		Indonesia Government International Bond, 8.500%, 10/12/35	407,720	0.1
	165,000		Lebanon Government International Bond, 6.000%, 01/27/23	161,621	0.1
MXN	6,490,000		Mexican Bonos, 6.500%, 06/10/21	394,919	0.1
	174,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	88,827	0.0
	47,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	17,625	0.0
	400,000		Petroleos Mexicanos, 4.500%, 01/23/26	373,600	0.1
	19,000		Petroleos Mexicanos, 4.875%, 01/18/24	18,672	0.0
	39,000		Petroleos Mexicanos, 5.500%, 01/21/21	40,536	0.0
	100,000		Philippine Government International Bond, 7.750%, 01/14/31	152,299	0.0
	50,000		Philippine Government International Bond, 9.500%, 02/02/30	84,650	0.0
	80,000		Poland Government International Bond, 3.250%, 04/06/26	79,896	0.0
	150,000		Romanian Government International Bond, 4.375%, 08/22/23	159,788	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,653	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	104,125	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	$127,425	0.0
EUR	1,700,000	# Spain Government Bond, 2.150%, 10/31/25	2,069,049	0.5
	324,000	Turkey Government International Bond, 7.375%, 02/05/25	389,124	0.1
GBP	400,000	United Kingdom Gilt, 3.500%, 01/22/45	721,719	0.2
	74,871	Uruguay Government International Bond, 7.625%, 03/21/36	95,835	0.0

		Total Foreign Government Bonds
		(Cost $11,791,528)	11,885,306	2.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Options on Currencies: 0.0%
4,200,000	@	Put EUR vs. Call USD, Strike @ 1.081, Exp. 04/14/16 Counterparty: Societe Generale	140	0.0
2,200,000	@	Put EUR vs. Call USD, Strike @ 1.110, Exp. 04/27/16 Counterparty: Bank of America	4,084	0.0
2,206,000	@	Put JPY vs. Call USD, Strike @ 116.000, Exp. 04/06/16 Counterparty: Bank of America	145	0.0
2,100,000	@	Put USD vs. Call JPY, Strike @ 109.920, Exp. 04/27/16 Counterparty: Societe Generale	7,219	0.0
			11,588	0.0

		OTC Interest Rate Swaptions: 0.3%
19,600,000	@	Receive a fixed rate equal to 1.220% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/02/17 Counterparty: Goldman Sachs & Co.	213,112	0.0
10,000,000	@	Receive a fixed rate equal to 1.923% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/16/17 Counterparty: Deutsche Bank AG	341,030	0.1
10,080,000	@	Receive a fixed rate equal to 1.965% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	365,718	0.1
10,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.923%, Exp. 03/16/17 Counterparty: Deutsche Bank AG	239,450	0.1
10,080,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.965%, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	222,160	0.0
			1,381,470	0.3

	Total Purchased Options
	(Cost $1,468,811)		1,393,058	0.3

	Total Long-Term Investments
	(Cost $412,457,089)		415,582,300	96.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 1.5%
1,545,129	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,545,142, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,576,032, due 05/15/17-11/15/45)	1,545,129	0.4
1,545,129	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,545,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,576,032, due 04/25/16-01/20/66)	1,545,129	0.4
325,226	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $325,229, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $331,730, due 04/01/16-02/20/61)	325,226	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,545,129	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,545,144, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,576,032, due 08/15/17-02/15/44)	$1,545,129	0.3
1,545,129	Nomura Securities, Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,545,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,576,032, due 01/01/17-01/20/66)	1,545,129	0.3
		6,505,742	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
7,188,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $7,188,000)	7,188,000	1.7

	Total Short-Term Investments
	(Cost $13,693,742)	13,693,742	3.2

	Total Investments in Securities (Cost $426,150,831)	$429,276,042	99.5
	Assets in Excess of Other Liabilities	2,202,774	0.5
	Net Assets	$431,478,816	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $428,796,191.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,738,574
Gross Unrealized Depreciation	(20,258,723)

Net Unrealized Appreciation	$479,851

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,741,154	$5,859,900	$–	$32,601,054
Consumer Staples	17,220,156	5,939,563	–	23,159,719
Energy	12,339,620	2,129,767	–	14,469,387
Financials	37,813,780	11,123,162	–	48,936,942
Health Care	24,134,518	5,530,589	–	29,665,107
Industrials	22,452,833	6,116,419	–	28,569,252
Information Technology	39,451,723	2,304,210	–	41,755,933
Materials	8,855,929	2,938,093	–	11,794,022
Telecommunication Services	1,720,553	2,251,319	–	3,971,872
Utilities	8,309,284	1,871,230	–	10,180,514
Total Common Stock	199,039,550	46,064,252	–	245,103,802
Exchange-Traded Funds	23,824,864	–	–	23,824,864
Mutual Funds	17,436,375	–	–	17,436,375
Preferred Stock	–	147,871	–	147,871
Purchased Options	–	1,393,058	–	1,393,058
Corporate Bonds/Notes	–	36,267,893	–	36,267,893
Collateralized Mortgage Obligations	–	14,868,280	38,838	14,907,118
Short-Term Investments	7,188,000	6,505,742	–	13,693,742
U.S. Treasury Obligations	–	18,316,311	–	18,316,311
Asset-Backed Securities	–	7,122,037	99,500	7,221,537
U.S. Government Agency Obligations	–	39,078,165	–	39,078,165
Foreign Government Bonds	–	11,885,306	–	11,885,306
Total Investments, at fair value	$247,488,789	$181,648,915	$138,338	$429,276,042
Other Financial Instruments+
Centrally Cleared Swaps	–	3,163,706	–	3,163,706
Forward Foreign Currency Contracts	–	637,663	–	637,663
Futures	654,261	–	–	654,261
Total Assets	$248,143,050	$185,450,284	$138,338	$433,731,672
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,414,343)	$–	$(3,414,343)
Forward Foreign Currency Contracts	–	(348,445)	–	(348,445)
Futures	(105,833)	–	–	(105,833)
Written Options	–	(1,601,733)	–	(1,601,733)
Total Liabilities	$(105,833)	$(5,364,521)	$–	$(5,470,354)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$13,431,216	$257,288	$(906,980)	$269,245	$13,050,769	$201,973	$(90,686)	$-
	$13,431,216	$257,288	$(906,980)	$269,245	$13,050,769	$201,973	$(90,686)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Norwegian Krone	2,492,510	Buy	04/08/16	$294,000	$301,215	$7,215
Barclays Bank PLC	Norwegian Krone	809,570	Buy	04/08/16	95,000	97,835	2,835
Barclays Bank PLC	Swedish Krona	811,831	Buy	04/08/16	97,000	100,015	3,015
Barclays Bank PLC	Norwegian Krone	830,085	Buy	04/08/16	97,000	100,314	3,314
Barclays Bank PLC	Swedish Krona	864,623	Buy	04/08/16	102,000	106,519	4,519

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	4,994,898	Buy	04/08/16	$577,000	$603,624	$26,624
Barclays Bank PLC	Norwegian Krone	4,026,258	Buy	04/08/16	464,000	486,566	22,566
Barclays Bank PLC	Norwegian Krone	2,298,772	Buy	04/08/16	265,000	277,803	12,803
Barclays Bank PLC	British Pound	1,173,402	Buy	04/08/16	1,645,443	1,685,316	39,873
Barclays Bank PLC	British Pound	154,780	Buy	04/08/16	217,000	222,304	5,304
Barclays Bank PLC	Brazilian Real	5,294	Buy	05/20/16	1,376	1,454	78
Barclays Bank PLC	Russian Ruble	2,847,623	Buy	05/20/16	39,083	41,851	2,768
Barclays Bank PLC	Indonesian Rupiah	841,602,000	Buy	04/22/16	59,422	63,693	4,271
BNP Paribas Bank	Colombian Peso	995,085	Buy	05/20/16	316	330	14
BNP Paribas Bank	Peruvian Nuevo Sol	11,796	Buy	05/20/16	3,388	3,535	147
Citigroup, Inc.	Thai Baht	5,031,600	Buy	04/22/16	140,000	142,965	2,965
Deutsche Bank AG	Swiss Franc	83,085	Buy	04/08/16	86,000	86,423	423
Deutsche Bank AG	Swiss Franc	92,561	Buy	04/08/16	95,000	96,280	1,280
Deutsche Bank AG	British Pound	101,595	Buy	04/08/16	145,000	145,918	918
Deutsche Bank AG	Norwegian Krone	2,368,014	Buy	04/08/16	280,000	286,170	6,170
Deutsche Bank AG	British Pound	55,105	Buy	04/08/16	78,000	79,146	1,146
Deutsche Bank AG	Swiss Franc	85,616	Buy	04/08/16	86,000	89,056	3,056
Deutsche Bank AG	EU Euro	233,983	Buy	04/08/16	258,000	266,282	8,282
Deutsche Bank AG	Swiss Franc	72,725	Buy	04/08/16	73,398	75,647	2,249
Deutsche Bank AG	Swiss Franc	75,205	Buy	04/08/16	76,000	78,226	2,226
Deutsche Bank AG	Hungarian Forint	90,223,631	Buy	05/20/16	321,000	326,789	5,789
Deutsche Bank AG	South Korean Won	121,569,000	Buy	04/22/16	98,000	106,145	8,145
Deutsche Bank AG	Turkish Lira	211,898	Buy	05/20/16	71,128	74,226	3,098
Deutsche Bank AG	Singapore Dollar	110,734	Buy	04/22/16	77,385	82,149	4,764
Goldman Sachs & Co.	Canadian Dollar	88,696	Buy	04/08/16	67,000	68,294	1,294
Goldman Sachs & Co.	British Pound	102,830	Buy	04/08/16	149,000	147,690	(1,310)
Goldman Sachs & Co.	Mexican Peso	8,401,849	Buy	05/20/16	470,508	484,211	13,703
Goldman Sachs & Co.	Polish Zloty	1,600,840	Buy	05/20/16	406,020	428,736	22,716
JPMorgan Chase & Co.	New Zealand Dollar	309,227	Buy	04/08/16	208,000	213,692	5,692
JPMorgan Chase & Co.	Swiss Franc	82,892	Buy	04/08/16	85,000	86,222	1,222
JPMorgan Chase & Co.	Australian Dollar	209,335	Buy	04/08/16	157,000	160,436	3,436
JPMorgan Chase & Co.	Swiss Franc	73,012	Buy	04/08/16	74,000	75,945	1,945
JPMorgan Chase & Co.	Australian Dollar	174,753	Buy	04/08/16	132,000	133,932	1,932
JPMorgan Chase & Co.	Australian Dollar	384,502	Buy	04/08/16	286,000	294,685	8,685
JPMorgan Chase & Co.	Australian Dollar	181,712	Buy	04/08/16	135,000	139,265	4,265
JPMorgan Chase & Co.	Australian Dollar	155,810	Buy	04/18/16	116,162	119,359	3,197
JPMorgan Chase & Co.	Japanese Yen	169,320,986	Buy	04/18/16	1,503,803	1,505,119	1,316
JPMorgan Chase & Co.	EU Euro	214,346	Buy	04/08/16	236,000	243,935	7,935
JPMorgan Chase & Co.	New Zealand Dollar	309,841	Buy	04/08/16	205,000	214,117	9,117
JPMorgan Chase & Co.	Japanese Yen	8,185,949	Buy	04/08/16	72,000	72,744	744
JPMorgan Chase & Co.	Australian Dollar	384,978	Buy	04/08/16	278,000	295,050	17,050
JPMorgan Chase & Co.	New Zealand Dollar	1,061,198	Buy	04/08/16	705,808	733,344	27,536
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	04/08/16	125,538	129,780	4,242
JPMorgan Chase & Co.	Swedish Krona	2,850,977	Buy	04/08/16	336,465	351,231	14,766
JPMorgan Chase & Co.	Chilean Peso	4,391,763	Buy	05/20/16	6,421	6,528	107
Morgan Stanley	Canadian Dollar	80,415	Buy	04/08/16	62,000	61,918	(82)
Morgan Stanley	New Zealand Dollar	211,753	Buy	04/08/16	145,000	146,333	1,333
Morgan Stanley	Canadian Dollar	121,411	Buy	04/08/16	93,000	93,483	483
Morgan Stanley	New Zealand Dollar	267,137	Buy	04/08/16	179,000	184,606	5,606
Morgan Stanley	British Pound	81,663	Buy	04/08/16	116,000	117,289	1,289

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	British Pound	178,069	Buy	04/08/16	$256,000	$255,754	$(246)
Morgan Stanley	Norwegian Krone	2,013,401	Buy	04/08/16	239,000	243,316	4,316
Morgan Stanley	EU Euro	217,884	Buy	04/08/16	239,000	247,961	8,961
Morgan Stanley	EU Euro	229,782	Buy	04/08/16	250,000	261,501	11,501
Morgan Stanley	Canadian Dollar	155,506	Buy	04/08/16	116,000	119,736	3,736
Morgan Stanley	Swedish Krona	981,487	Buy	04/08/16	114,000	120,916	6,916
Morgan Stanley	British Pound	103,387	Buy	04/08/16	144,000	148,492	4,492
Morgan Stanley	Norwegian Krone	5,512,912	Buy	04/08/16	639,000	666,226	27,226
Morgan Stanley	Swedish Krona	644,435	Buy	04/08/16	76,000	79,392	3,392
Morgan Stanley	Canadian Dollar	1,750,442	Buy	04/08/16	1,272,052	1,347,796	75,744
Morgan Stanley	EU Euro	3,022,852	Buy	04/08/16	3,331,513	3,440,124	108,611
Morgan Stanley	EU Euro	271,020	Buy	04/08/16	299,000	308,432	9,432
Morgan Stanley	Japanese Yen	800,554,252	Buy	04/08/16	7,154,774	7,114,064	(40,710)
Morgan Stanley	South Korean Won	357,784,500	Buy	04/22/16	291,000	312,392	21,392
Morgan Stanley	Czech Koruna	1,154,548	Buy	05/20/16	47,021	48,628	1,607
Morgan Stanley	Israeli New Shekel	191,464	Buy	05/20/16	48,989	51,019	2,030
Morgan Stanley	South African Rand	969,568	Buy	05/20/16	62,550	65,060	2,510
Morgan Stanley	Hong Kong Sar Dollar	83,689	Buy	04/22/16	10,730	10,790	60
							$595,046

Barclays Bank PLC	Australian Dollar	114,047	Sell	04/08/16	$86,000	$87,406	$(1,406)
Barclays Bank PLC	EU Euro	203,573	Sell	04/08/16	228,000	231,674	(3,674)
Barclays Bank PLC	British Pound	69,439	Sell	04/08/16	98,000	99,732	(1,732)
Barclays Bank PLC	British Pound	106,990	Sell	04/08/16	153,000	153,666	(666)
Barclays Bank PLC	Canadian Dollar	178,922	Sell	04/08/16	135,000	137,765	(2,765)
Barclays Bank PLC	Norwegian Krone	1,992,046	Sell	04/08/16	234,000	240,735	(6,735)
Barclays Bank PLC	Swedish Krona	884,774	Sell	04/08/16	105,000	109,001	(4,001)
Barclays Bank PLC	Swiss Franc	66,630	Sell	04/08/16	67,000	69,307	(2,307)
Barclays Bank PLC	Australian Dollar	89,276	Sell	04/08/16	64,000	68,422	(4,422)
Barclays Bank PLC	EU Euro	74,912	Sell	04/08/16	82,000	85,253	(3,253)
Barclays Bank PLC	Swedish Krona	491,998	Sell	04/08/16	58,000	60,613	(2,613)
Barclays Bank PLC	EU Euro	243,168	Sell	04/08/16	268,000	276,735	(8,735)
Barclays Bank PLC	Norwegian Krone	4,794,546	Sell	04/08/16	557,000	579,412	(22,412)
Barclays Bank PLC	Canadian Dollar	133,571	Sell	04/08/16	97,000	102,846	(5,846)
Citigroup, Inc.	Thai Baht	770,179	Sell	04/22/16	21,415	21,884	(469)
Deutsche Bank AG	Australian Dollar	116,879	Sell	04/08/16	88,000	89,577	(1,577)
Deutsche Bank AG	Swiss Franc	97,870	Sell	04/08/16	101,000	101,801	(801)
Deutsche Bank AG	British Pound	182,775	Sell	04/08/16	261,000	262,513	(1,513)
Deutsche Bank AG	Norwegian Krone	2,637,145	Sell	04/08/16	310,000	318,694	(8,694)
Deutsche Bank AG	Norwegian Krone	1,402,770	Sell	04/08/16	163,000	169,522	(6,522)
Deutsche Bank AG	Australian Dollar	102,180	Sell	04/08/16	75,000	78,312	(3,312)
Deutsche Bank AG	Norwegian Krone	2,530,009	Sell	04/08/16	298,000	305,747	(7,747)
Deutsche Bank AG	EU Euro	102,778	Sell	04/08/16	112,000	116,965	(4,965)
Goldman Sachs & Co.	Japanese Yen	21,140,739	Sell	04/08/16	188,000	187,866	134
Goldman Sachs & Co.	Romanian New Leu	4,811	Sell	05/20/16	1,188	1,226	(38)
Goldman Sachs & Co.	New Zealand Dollar	115,714	Sell	04/08/16	77,000	79,965	(2,965)
HSBC Bank PLC	South Korean Won	374,554,900	Sell	04/22/16	314,000	327,034	(13,034)
JPMorgan Chase & Co.	EU Euro	104,636	Sell	04/08/16	117,000	119,080	(2,080)
JPMorgan Chase & Co.	Australian Dollar	152,454	Sell	04/08/16	116,000	116,842	(842)
JPMorgan Chase & Co.	Australian Dollar	204,635	Sell	04/08/16	155,000	156,834	(1,834)
JPMorgan Chase & Co.	New Zealand Dollar	144,234	Sell	04/08/16	97,000	99,673	(2,673)
JPMorgan Chase & Co.	Australian Dollar	214,625	Sell	04/08/16	164,000	164,490	(490)
JPMorgan Chase & Co.	EU Euro	437,995	Sell	04/08/16	492,000	498,455	(6,455)
JPMorgan Chase & Co.	Swiss Franc	161,997	Sell	04/08/16	166,000	168,505	(2,505)
JPMorgan Chase & Co.	Swiss Franc	73,960	Sell	04/08/16	75,000	76,931	(1,931)
JPMorgan Chase & Co.	EU Euro	296,226	Sell	04/08/16	329,000	337,117	(8,117)
JPMorgan Chase & Co.	New Zealand Dollar	191,048	Sell	04/08/16	127,000	132,024	(5,024)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	New Zealand Dollar	225,704	Sell	04/08/16	$152,000	$155,973	$(3,973)
JPMorgan Chase & Co.	EU Euro	135,845	Sell	04/08/16	152,000	154,597	(2,597)
JPMorgan Chase & Co.	New Zealand Dollar	149,156	Sell	04/08/16	101,000	103,074	(2,074)
JPMorgan Chase & Co.	British Pound	305,739	Sell	04/18/16	433,065	439,137	(6,072)
JPMorgan Chase & Co.	EU Euro	6,605	Sell	04/18/16	7,351	7,519	(168)
JPMorgan Chase & Co.	Australian Dollar	111,965	Sell	04/08/16	83,000	85,811	(2,811)
JPMorgan Chase & Co.	Australian Dollar	109,891	Sell	04/08/16	80,000	84,222	(4,222)
JPMorgan Chase & Co.	EU Euro	372,201	Sell	04/08/16	405,000	423,580	(18,580)
JPMorgan Chase & Co.	EU Euro	147,824	Sell	04/08/16	161,000	168,230	(7,230)
JPMorgan Chase & Co.	Japanese Yen	15,319,818	Sell	04/08/16	136,000	136,138	(138)
JPMorgan Chase & Co.	New Zealand Dollar	977,728	Sell	04/08/16	655,000	675,662	(20,662)
JPMorgan Chase & Co.	Australian Dollar	278,246	Sell	04/08/16	198,000	213,250	(15,250)
JPMorgan Chase & Co.	EU Euro	82,415	Sell	04/08/16	91,000	93,792	(2,792)
JPMorgan Chase & Co.	Norwegian Krone	3,012,368	Sell	04/08/16	350,239	364,039	(13,800)
JPMorgan Chase & Co.	Australian Dollar	399,906	Sell	04/08/16	288,000	306,491	(18,491)
Morgan Stanley	EU Euro	75,215	Sell	04/08/16	85,000	85,597	(597)
Morgan Stanley	EU Euro	105,720	Sell	04/08/16	118,000	120,314	(2,314)
Morgan Stanley	British Pound	61,176	Sell	04/08/16	88,000	87,865	135
Morgan Stanley	Swiss Franc	91,222	Sell	04/08/16	93,000	94,887	(1,887)
Morgan Stanley	Canadian Dollar	66,756	Sell	04/08/16	50,000	51,401	(1,401)
Morgan Stanley	EU Euro	55,360	Sell	04/08/16	61,000	63,002	(2,002)
Morgan Stanley	Canadian Dollar	128,860	Sell	04/08/16	97,000	99,219	(2,219)
Morgan Stanley	Australian Dollar	99,244	Sell	04/08/16	74,000	76,061	(2,061)
Morgan Stanley	Canadian Dollar	139,961	Sell	04/08/16	105,000	107,766	(2,766)
Morgan Stanley	British Pound	49,773	Sell	04/08/16	69,000	71,488	(2,488)
Morgan Stanley	Polish Zloty	1,273,679	Sell	05/20/16	333,000	341,116	(8,116)
Morgan Stanley	Hungarian Forint	89,798,362	Sell	05/20/16	318,018	325,249	(7,231)
							$(305,828)

At March 31, 2016, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	7	06/08/16	$1,342,474	$36,296
Australia 10-Year Bond	2	06/15/16	200,765	1,431
Australia 3-Year Bond	5	06/15/16	429,126	609
Canada 10-Year Bond	6	06/21/16	651,765	(5,554)
CBOE Volatility Index	22	05/18/16	387,750	(1,261)
Euro-Bobl 5-Year	29	06/08/16	4,326,191	(6,636)
Euro-Schatz	26	06/08/16	3,307,211	(4,440)
Long Gilt	7	06/28/16	1,218,711	6,741
S&P 500 E-Mini	181	06/17/16	18,566,075	609,184
Short Gilt	2	06/28/16	299,802	(201)
U.S. Treasury 2-Year Note	43	06/30/16	9,406,250	(6,154)
U.S. Treasury 5-Year Note	79	06/30/16	9,571,961	(5,738)
U.S. Treasury Long Bond	1	06/21/16	164,438	(1,459)
U.S. Treasury Ultra Long Bond	22	06/21/16	3,795,688	(27,913)
			$53,668,207	$594,905

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro-Bund	(28)	06/08/16	$(5,203,582)	$(26,972)
Japanese Government Bonds 10-Year Mini	(2)	06/10/16	(269,208)	(707)
U.S. Treasury 10-Year Note	(15)	06/21/16	(1,955,859)	(17,701)
U.S. Treasury Ultra 10-Year Note	(24)	06/21/16	(3,378,000)	(1,097)
			$(10,806,649)	$(46,477)

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.045% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	03/30/46	EUR	800,000	$1,417	$1,462
Receive a floating rate equal to the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.237%	Chicago Mercantile Exchange	10/03/17	EUR	1,500,000	(9,994)	(9,702)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.027%	Chicago Mercantile Exchange	03/30/21	EUR	3,300,000	868	841
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	600,000	3,274	3,238
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	1,400,000	38	39
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	155,000,000	(1,373)	(1,203)
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	1,100,000	199	200
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	124,000,000	14,323	14,506
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	2,800,000	78	78
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	311,000,000	11,376	11,259
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	259,000,000	127,625	125,599
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	2,000,000	65	64
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	221,000,000	10,271	10,140
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	183,000,000	293,797	284,723
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	83,385,931	(165,526)	(159,971)
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	192,978,870	68,816	64,465
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	612,000	37,424	37,424
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	729,000	56,559	56,559
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.593%	Chicago Mercantile Exchange	10/13/40	USD	221,000	(21,131)	(21,131)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	1,071,000	(113,610)	(113,610)
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	17,800,000	(8,663)	(8,663)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.119%	Chicago Mercantile Exchange	08/08/17	USD	5,000,000	(22,583)	(22,583)
Receive a fixed rate equal to 0.900% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/01/18	USD	22,190,000	26,267	26,267
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.760%	Chicago Mercantile Exchange	02/05/18	USD	4,100,000	5,858	5,858
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.788%	Chicago Mercantile Exchange	02/08/18	USD	22,190,000	20,673	20,673
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.747%	Chicago Mercantile Exchange	02/11/18	USD	2,800,000	4,823	4,823
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.767%	Chicago Mercantile Exchange	02/12/18	USD	5,500,000	7,366	7,366

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.685% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/18	USD	5,500,000	$(15,876)	$(15,876)
Receive a fixed rate equal to 0.744% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/16/18	USD	4,200,000	(7,527)	(7,527)
Receive a fixed rate equal to 0.807% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/19/18	USD	4,092,000	(2,644)	(2,644)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.805%	Chicago Mercantile Exchange	02/23/18	USD	4,124,000	2,913	2,913
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.821%	Chicago Mercantile Exchange	02/24/18	USD	8,400,000	3,513	3,513
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.780%	Chicago Mercantile Exchange	02/26/18	USD	5,600,000	6,831	6,831
Receive a fixed rate equal to 0.799% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/18	USD	4,200,000	(3,476)	(3,476)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.840%	Chicago Mercantile Exchange	03/01/18	USD	5,600,000	229	229
Receive a fixed rate equal to 0.806% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/18	USD	5,600,000	(3,856)	(3,856)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.854%	Chicago Mercantile Exchange	03/02/18	USD	5,600,000	(1,174)	(1,174)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.852%	Chicago Mercantile Exchange	03/02/18	USD	13,800,000	(2,366)	(2,366)
Receive a fixed rate equal to 0.869% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/03/18	USD	13,800,000	6,704	6,704
Receive a fixed rate equal to 0.915% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/04/18	USD	7,000,000	9,547	9,547
Receive a fixed rate equal to 0.898% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/07/18	USD	4,200,000	4,399	4,399
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.932%	Chicago Mercantile Exchange	03/10/18	USD	11,300,000	(19,022)	(19,022)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.920%	Chicago Mercantile Exchange	03/10/18	USD	7,100,000	(10,276)	(10,276)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.014%	Chicago Mercantile Exchange	03/15/18	USD	7,100,000	(23,288)	(23,288)
Receive a fixed rate equal to 0.940% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/18/18	USD	9,800,000	17,708	17,708
Receive a fixed rate equal to 0.960% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/18/18	USD	5,600,000	12,395	12,395
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.924%	Chicago Mercantile Exchange	03/22/18	USD	5,600,000	(8,583)	(8,583)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.961%	Chicago Mercantile Exchange	03/30/18	USD	8,400,000	(18,884)	(18,884)
Receive a fixed rate equal to 0.894% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/18	USD	11,400,000	10,010	10,010
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	10,400,000	68,631	68,631
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	5,200,000	(33,067)	(33,067)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	3,100,000	22,521	22,521
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	4,300,000	32,664	32,664
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	6,100,000	(47,319)	(47,319)
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	3,100,000	22,306	22,306
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	3,100,000	(25,787)	(25,787)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	2,500,000	24,475	24,475
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	3,100,000	(31,987)	(31,987)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	1,263,000	(13,778)	(13,778)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.042%	Chicago Mercantile Exchange	06/19/18	USD	700,000	(2,579)	(2,579)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	6,384,000	$(55,127)	$(55,127)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	2,200,000	(19,857)	(19,857)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	2,200,000	(20,807)	(20,807)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	2,200,000	(18,281)	(18,281)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	3,100,000	(24,459)	(24,459)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	10,500,000	(94,067)	(94,067)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	20,400,000	187,092	187,092
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	3,984,000	(12,551)	(12,551)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	5,300,000	(33,719)	(33,719)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	3,500,000	(91,945)	(91,945)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	17,090,000	(388,302)	(388,302)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	20,300,000	699,056	699,056
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	5,230,000	(170,651)	(170,651)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.453%	Chicago Mercantile Exchange	10/13/20	USD	715,000	(10,060)	(10,060)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD	7,247,000	(149,452)	(149,452)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.690%	Chicago Mercantile Exchange	12/22/20	USD	4,652,000	(114,521)	(114,521)
Receive a fixed rate equal to 1.465% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	2,000,000	27,815	27,815
Receive a fixed rate equal to 1.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/08/21	USD	4,652,000	12,078	12,078
Receive a fixed rate equal to 1.382% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/17/21	USD	2,800,000	26,481	26,481
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.464%	Chicago Mercantile Exchange	03/18/21	USD	2,800,000	(37,635)	(37,635)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.316%	Chicago Mercantile Exchange	03/29/21	USD	2,900,000	(17,891)	(17,891)
Receive a fixed rate equal to 1.358% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/29/21	USD	2,900,000	23,855	23,855
Receive a fixed rate equal to 1.785% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/22	USD	1,701,000	45,229	45,229
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	1,800,000	(140,171)	(140,171)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	5,170,000	361,782	361,782
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	10,760,000	(1,062,445)	(1,062,445)
Receive a fixed rate equal to 1.692% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/25	USD	3,435,000	32,334	32,334
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	2,698,000	218,349	218,349
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	1,300,000	70,769	70,769
Receive a fixed rate equal to 2.099% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/25	USD	58,000	2,455	2,455
Receive a fixed rate equal to 2.760% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/11/25	USD	2,633,000	75,880	75,880
Receive a fixed rate equal to 2.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/16/25	USD	2,638,000	72,024	72,024
Receive a fixed rate equal to 2.719% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/22/25	USD	5,359,000	143,268	143,268

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.734% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/07/26	USD	3,100,000	$84,029	$84,029
Receive a fixed rate equal to 2.662% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/08/26	USD	2,073,000	49,325	49,325
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.492%	Chicago Mercantile Exchange	01/15/26	USD	10,444,000	(165,731)	(165,731)
Receive a fixed rate equal to 1.717% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/05/26	USD	900,000	5,150	5,150
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.380%	Chicago Mercantile Exchange	02/08/26	USD	5,359,000	(55,318)	(55,318)
Receive a fixed rate equal to 1.661% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/11/26	USD	600,000	239	239
Receive a fixed rate equal to 1.631% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/12/26	USD	1,200,000	(2,899)	(2,899)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	02/16/26	USD	900,000	8,485	8,485
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.484%	Chicago Mercantile Exchange	02/16/26	USD	1,200,000	19,523	19,523
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.700%	Chicago Mercantile Exchange	02/19/26	USD	863,000	(3,393)	(3,393)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/23/26	USD	869,000	(2,982)	(2,982)
Receive a fixed rate equal to 1.624% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/24/26	USD	1,800,000	(5,927)	(5,927)
Receive a fixed rate equal to 1.549% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/26/26	USD	1,200,000	(12,431)	(12,431)
Receive a fixed rate equal to 1.612% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/01/26	USD	1,200,000	(5,337)	(5,337)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.606%	Chicago Mercantile Exchange	03/01/26	USD	1,200,000	6,013	6,013
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.601%	Chicago Mercantile Exchange	03/01/26	USD	900,000	4,966	4,966
Receive a fixed rate equal to 1.588% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/02/26	USD	3,000,000	(20,239)	(20,239)
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/02/26	USD	1,200,000	(7,498)	(7,498)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.658%	Chicago Mercantile Exchange	03/03/26	USD	3,000,000	497	497
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.719%	Chicago Mercantile Exchange	03/04/26	USD	1,500,000	(8,368)	(8,368)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.727%	Chicago Mercantile Exchange	03/07/26	USD	900,000	(5,568)	(5,568)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	2,814,000	(5,098)	(5,098)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	1,500,000	5,515	5,515
Receive a fixed rate equal to 1.712% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	2,400,000	11,582	11,582
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.795%	Chicago Mercantile Exchange	03/18/26	USD	1,800,000	(22,520)	(22,520)
Receive a fixed rate equal to 1.738% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/22/26	USD	1,200,000	8,507	8,507
Receive a fixed rate equal to 1.789% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/29/26	USD	1,200,000	14,215	14,215
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.750%	Chicago Mercantile Exchange	03/29/26	USD	1,200,000	(9,684)	(9,684)
Receive a fixed rate equal to 1.732% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/30/26	USD	1,800,000	11,488	11,488
Receive a fixed rate equal to 1.722% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/26	USD	2,100,000	11,325	11,325
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.714%	Chicago Mercantile Exchange	04/01/26	USD	2,400,000	(11,057)	(11,057)
Receive a fixed rate equal to 1.699% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/01/26	USD	1,200,000	3,950	3,950
					$(241,121)	$(250,637)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following over-the-counter written options were outstanding for Voya Balanced Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,100,000	Societe Generale	Put JPY vs. Call USD	114.500	USD	04/27/16	$7,074	$(8,237)
2,200,000	Bank of America	Put USD vs. Call EUR	1.150	USD	04/27/16	7,853	(11,915)
4,200,000	Societe Generale	Put USD vs. Call EUR	1.140	USD	04/14/16	10,640	(25,929)
2,206,000	Bank of America	Put USD vs. Call JPY	110.120	USD	04/06/16	10,478	(789)
		Total Written OTC Options				$36,045	$(46,870)

At March 31, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	6-month EUR-EURIBOR-Reuters	Pay	1.020%	04/20/16	EUR	55,400,000	$27,866	$(17,642)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.840%	09/16/16	USD	13,800,000	294,630	(203,270)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.888%	09/14/16	USD	14,000,000	307,794	(178,520)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.845%	05/12/16	USD	41,400,000	52,009	(16,986)
Call OTC Swaption	Goldman Sachs & Co.	6-month EUR-EURIBOR-Reuters	Receive	1.020%	04/20/16	EUR	55,400,000	27,866	(32,085)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	0.940%	05/02/16	USD	41,200,000	45,320	(65,549)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.840%	09/16/16	USD	13,800,000	294,630	(346,564)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	0.970%	03/12/17	USD	39,100,000	273,700	(266,151)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.888%	09/14/16	USD	14,000,000	307,794	(388,053)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.845%	05/12/16	USD	41,400,000	52,009	(40,043)
				Total Written Swaptions				$1,683,618	$(1,554,863)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$11,588
Interest rate contracts	Purchased options	1,381,470
Foreign exchange contracts	Forward foreign currency contracts	637,663
Interest rate contracts	Futures contracts	45,077
Equity contracts	Futures contracts	609,184
Interest rate contracts	Interest rate swaps	3,163,706
Total Asset Derivatives		$5,848,688

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$348,445
Interest rate contracts	Futures contracts	104,572
Equity contracts	Futures contracts	1,261
Interest rate contracts	Interest rate swaps	3,414,343
Foreign exchange contracts	Written options	46,870
Interest rate contracts	Written options	1,554,863
Total Liability Derivatives		$5,470,354

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$4,229	$-	$-	$-	$580,480	$213,112	$-	$587,878	$-	$7,359	$1,393,058
Forward foreign currency contracts	-	135,185	161	2,965	47,546	37,847	-	113,187	300,772	-	637,663
Total Assets	$4,229	$135,185	$161	$2,965	$628,026	$250,959	$-	$701,065	$300,772	$7,359	$2,030,721

Liabilities:
Forward foreign currency contracts	$-	$70,567	$-	$469	$35,131	$4,313	$13,034	$150,811	$74,120	$-	$348,445
Written options	12,704	65,549	-	-	549,834	315,878	-	566,573	57,029	34,166	1,601,733
Total Liabilities	$12,704	$136,116	$-	$469	$584,965	$320,191	$13,034	$717,384	$131,149	$34,166	$1,950,178

Net OTC derivative instruments by counterparty, at fair value	$(8,475)	$(931)	$161	$2,496	$43,061	$(69,232)	$(13,034)	$(16,319)	$169,623	$(26,807)	$80,543

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(8,475)	$(931)	$161	$2,496	$43,061	$(69,232)	$(13,034)	$(16,319)	$169,623	$(26,807)	$80,543

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)      Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)      There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016